                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-07751

                            Nuveen Multistate Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: May 31
                                                 ------

                    Date of reporting period: November 30, 2005
                                              -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO]

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still historically low, many have begun to wonder if interest rates will continue to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. St. Paul Travelers later sold the balance of its Nuveen shares to Nuveen or to others. These transactions had and will continue to have no impact on the investment objectives or management of your Fund.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 20, 2006



       "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important component in achieving your long-term financial goals."


                           Semiannual Report  Page 1

  Portfolio Managers' Comments

  Portfolio managers Scott Romans and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds. Scott, who has 5 years of investment experience, began managing the Kansas, Missouri, and Wisconsin Funds in 2003. Cathryn has 9 years of investment experience and began managing the Kentucky and Ohio Funds in 2004 and the Michigan Fund in January 2005.

--------------------------------------------------------------------------------

How did the Funds perform during the six months ended November 30, 2005?

The table on the next page provides total return performance information for the six Funds discussed in this report for the six-month, one-year, five-year, and 10-year periods ended November 30, 2005. Each Fund's performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For Class A shares total-return on a net asset value basis, five of the six Funds underperformed the national Lehman Brothers Municipal Bond Index during the six month reporting period, while the Missouri Fund matched the index's performance. However, the Kentucky, Michigan, Missouri, and Ohio Funds each outperformed their respective Lipper peer group averages, while the Kansas and Wisconsin Funds trailed theirs.

Although we believe that comparing the performance of state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds.

What strategies were used to manage the Funds during the six months ended November 30, 2005? How did these strategies influence performance throughout the period?

In general, the Funds' holdings in long-duration bonds had a negative impact on results. These interest-rate-sensitive securities were hurt as long-term interest rates rose for the first time in several years. The Funds' strongest performers tended to be bonds with shorter maturities, bonds offering high coupon rates, or securities with near-term call dates, all of which had reduced interest rate sensitivity. Our healthcare and housing investments also added to results. Healthcare bonds benefited from a demand-driven tightening of yield spreads, while housing bonds were helped by their generally higher levels of income, a valuable characteristic during a rising-rate environment.

Because we were generally comfortable with the Funds' positioning, our management activity tended to be modest throughout the period, although the amount of activity varied by Fund structure and individual market conditions in each state. Turnover was generally limited. During the six month reporting period, investors tended to favor bonds with shorter durations. Because these types of securities were in great demand and not widely available in the municipal marketplace, we generally looked to hold on to our existing shorter-duration holdings.

Careful duration management remained an important focus. We sought to keep the Funds' level of interest rate risk within a target range. Our duration focus enabled the Funds to avoid excess price volatility while rates were generally rising. When adding new securities to the Funds, we generally favored premium-coupon intermediate bonds. The 15- to 20-year part of the yield curve offered the best total-return prospects, in our opinion. As the yield curve flattened - indicating that short-term rates were rising faster than long- term rates - we thought it was unwise to invest in

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares --
Total Returns as of 11/30/05
--------------------------------------------------------------------------------

                                                     Average Annual
                                       Cumulative ---------------------
                                        6-Month   1-Year 5-Year 10-Year
                                       -          ---------------------
        Nuveen Kansas Municipal
         Bond Fund
          A Shares at NAV                  -0.03%  4.15%  5.67%   5.09%
          A Shares at Offer                -4.25% -0.25%  4.76%   4.64%
        Lipper Kansas Municipal Debt
         Funds Category Average/1/          0.39%  2.68%  4.43%   4.20%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------

        Nuveen Kentucky Municipal
         Bond Fund
          A Shares at NAV                  -0.02%  4.17%  5.71%   5.07%
          A Shares at Offer                -4.26% -0.24%  4.80%   4.62%
        Lipper Kentucky Municipal Debt
         Funds Category Average/1/         -0.09%  2.82%  4.69%   4.69%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------

        Nuveen Michigan Municipal
         Bond Fund
          A Shares at NAV                   0.01%  4.02%  5.97%   5.14%
          A Shares at Offer                -4.18% -0.33%  5.06%   4.69%
        Lipper Michigan Municipal Debt
         Funds Category Average/1/         -0.13%  2.84%  4.90%   4.70%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------


                                                     Average Annual
                                       Cumulative ---------------------
                                        6-Month   1-Year 5-Year 10-Year
                                       -          ---------------------

        Nuveen Missouri Municipal
         Bond Fund
          A Shares at NAV                   0.36%  4.77%  5.80%   5.18%
          A Shares at Offer                -3.83%  0.39%  4.90%   4.72%
        Lipper Missouri Municipal Debt
         Funds Category Average/1/         -0.09%  3.43%  5.14%   4.79%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------

        Nuveen Ohio Municipal
         Bond Fund
          A Shares at NAV                  -0.04%  4.01%  5.54%   4.93%
          A Shares at Offer                -4.23% -0.34%  4.64%   4.48%
        Lipper Ohio Municipal Debt
         Funds Category Average/1/         -0.19%  2.95%  4.87%   4.66%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------

        Nuveen Wisconsin Municipal
         Bond Fund
          A Shares at NAV                  -0.03%  3.73%  5.50%   4.97%
          A Shares at Offer                -4.21% -0.59%  4.60%   4.52%
        Lipper Other States Municipal
         Debt Funds Category
         Average/1/                         0.08%  2.67%  4.58%   4.52%
        Lehman Brothers Municipal
         Bond Index/2/                      0.36%  3.88%  5.92%   5.72%
        ---------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.
--------------------------------------------------------------------------------

longer bonds, which we believed offered insufficient additional income in exchange for higher levels of exposure to interest rate risk.

Nuveen Kansas Municipal Bond Fund

The Nuveen Kansas Municipal Bond Fund benefited from its weighting in BBB-rated bonds, although an underexposure to non-rated bonds proved to be a negative during the six month reporting period. The Fund was helped by some of its short-duration and high-coupon holdings. Our management focus was based on our yield curve analysis. Most new purchases for the portfolio included bonds with coupons of about 5 percent and maturity dates ranging from 2018 to 2022. The proceeds for these purchases were largely funded through the sale of Puerto
Rico bonds, which we had bought to stay invested while looking for suitable in-state securities. Another sale involved some of our holdings in short-maturity Burlington Power and Light bonds. We allocated these proceeds as well into intermediate bonds we believed were attractively valued. Of final note, we made relatively few transactions involving the
--------------------------------------------------------------------------------
1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended
 November 30, 2005. The Lipper categories contained 11, 11, 10 and 6 funds in the Lipper Kansas Municipal Debt Funds Category, 17, 17, 16 and 7 funds in the Lipper Kentucky Municipal Debt Funds Category, 38, 37, 37 and 30 funds in the Lipper Michigan Municipal Debt Funds Category, 21, 21, 20 and 17 funds in the Lipper Missouri Municipal Debt Funds Category, 42, 42, 39 and 33 funds in the Lipper Ohio Municipal Debt Funds Category and 63, 63, 56 and 33 funds in the Lipper Other States Municipal Debt Funds Category for the respective six-month, one-, five- and ten-year periods ended November 30, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report  Page 3

Fund's lower-rated holdings, as we did not see many compelling new opportunities in this sector. We did, however, add a new lower-rated healthcare position to increase portfolio diversification - Hays Medical Center bonds, offering a 5 percent coupon, maturing in 2020, and rated A2 by Moody's.

Nuveen Kentucky Municipal Bond Fund

The Nuveen Kentucky Municipal Bond Fund benefited from its exposure to BBB-rated bonds, which gained as credit spreads (the difference between yields on lower-rated bonds and the generally lower yields on higher-rated bonds) continued to tighten. An overweighting in short-duration bonds also helped performance. On the negative side, the Fund's average duration - its price sensitivity to changes in interest rates - was modestly longer than ideal, detracting from results as interest rates rose during the period. The Fund's exposure to inverse-floating-rate bonds also hindered performance because of their high sensitivity to interest rates.

In the Kentucky Fund, a number of bonds were called during the reporting period. However, because we anticipated the calls, we were able to reinvest the assets appropriately. With our new investments, we emphasized the intermediate part of the yield curve, which we believed offered the best value prospects for shareholders. However, with supply in Kentucky traditionally tight, finding suitable opportunities was occasionally challenging during the period. One notable purchase was Kentucky Turnpike bonds which offered a maturity date of 2023, in the middle of the yield-curve range we found desirable.

Nuveen Michigan Municipal Bond Fund

The Nuveen Michigan Municipal Bond Fund benefited from its slight relative overweighting in short-duration bonds and underweighting in long bonds. We also maintained a small overweighting in lower-rated bonds, which as a group outperformed in line with narrowing credit spreads. Our healthcare and housing bonds also added to results. One negative impact came from our holding in debt backed by General Motors, which has been facing significant financial challenges. Our inverse-floating-rate bonds also detracted, owing to their significantly long duration. In August, the Michigan Fund's Class A share dividend was decreased from $0.0415 to $0.0395 per share. This decrease came after a number of bonds were called from the portfolios, requiring us to reinvest the proceeds in securities offering lower prevailing yields.

We did not feel a need to make major changes to the structure of the Michigan Fund because we believed it was relatively well-positioned. Several holdings were advance refunded to a near-term call date during the six month reporting period. In response, we sold these short-duration holdings to manage the Fund's interest rate risk. When appropriate, we reinvested the proceeds in suitable intermediate-duration bonds. Because the supply of Michigan municipal debt was higher than usual during the period, we found ample opportunities to add new bonds to the Fund. Recently added positions included bonds issued for Chelsea Community Hospital, which we liked for its favorable operating history and market position, and intermediate premium-coupon revenue bonds issued by the Michigan Municipal Bond Authority for the state's Clean Water Revolving Fund.

Nuveen Missouri Municipal Bond Fund

The Nuveen Missouri Municipal Bond Fund was helped by its fairly significant exposure to the healthcare and housing sectors, both of which performed well during the period. As in many of the other portfolios, the Missouri Fund also benefited from its high-coupon, short-duration bonds, which, because of their income component, were relatively defensive in an environment of rising interest rates. A negative influence came from the credit downgrade of a Puerto Rico highway bond, whose credit rating from Moody's fell from A to Baa2. In addition, the price of the Fund's longer-duration bonds lagged as long-term rates rose.


                           Semiannual Report  Page 4

In the Missouri Fund, we sought to sell positions that were scheduled or likely to exit the portfolio in the near future. When appropriate, we reinvested the proceeds in intermediate bonds, focusing on securities with coupons of approximately 5 percent and 2021 to 2025 maturity dates. We did, however, make an exception with a new purchase of Cape Girardeau County School District bonds, whose 5.25 percent coupon offered valuable income diversification. We also found a handful of lower-rated opportunities that we believed offered sufficient reward potential in exchange for their risk. For example, we added Moody's rated Baa1 bonds issued by the Missouri Development Finance Board for Branson Landing. These bonds offered 5 percent coupons and matured in 2035. We also purchased non-rated bonds issued by the St. Joseph Industrial Development Authority, offering a coupon rate of 5.5 percent and maturing in 2027.

Nuveen Ohio Municipal Bond Fund

The Nuveen Ohio Municipal Bond Fund benefited from its exposure to lower-rated bonds. It also was helped when several of its holdings - including a large position in bonds issued by Cuyahoga County for MetroHealth - were advance refunded, resulting in significant price appreciation. Additional positive influences came from a slight overweighting in short-duration bonds and strong performance from the portfolio's healthcare and tobacco investments. By contrast, the Fund's slightly long duration, primarily driven by the presence of an inverse-floating-rate security in the portfolio, was a negative.

Our management focus was based on our yield curve analysis. After a number of bonds in the Fund were pre-refunded or called, we had a fair amount of money that needed to be reinvested. To meet our duration-management needs, we reapplied the proceeds to attractive intermediate premium-coupon bonds. For example, we added revenue bonds issued for Case Western Reserve University with 5 percent coupons and maturity dates of 2016, 2017, and 2018.

Nuveen Wisconsin Municipal Bond Fund

As with the other Funds, the best-performing bonds in the Nuveen Wisconsin Municipal Bond Fund tended to be lower-rated credits as well as higher-coupon issues with relatively short call dates. Housing bonds made a particularly strong contribution to results. On the negative side, the portfolio's long-duration bonds with long call dates and low levels of coupon income tended to lag.

A significant management focus in the Wisconsin Fund throughout the reporting period was to manage the portfolio's exposure to U.S. territorial bonds. Because of Wisconsin's unusual municipal bond laws (which restricts the availability of Wisconsin bonds), we have generally made more use of bonds issued from Puerto Rico (income from which is exempt from Wisconsin income tax) than in other state markets. Over time, however, supply conditions have allowed as to reduce the Fund's exposure to Puerto Rico bonds. For example, we were able to sell a portion of our holdings in the Ana Mendez University System, a well-timed sale, given the issuer's late-October credit downgrade. At period end, approximately 4 percent of the portfolio was invested in Puerto Rico bonds, down from 6 percent at the beginning of the period and 15 percent a year earlier.

Other significant transactions of the past six month reporting period included selling bonds with very short calls or maturities. During the period, we were able to find greater-than-usual purchase opportunities. New holdings included a position in Milwaukee Redevelopment Authority public school bonds, paying a
5.125 percent coupon and maturing in 2022; Wisconsin Housing Development Authority bond issue, offering a 4.90 percent coupon and maturing in 2035; and an increased position in Wisconsin Center District tax revenue bonds, with a
5.25 percent coupon and maturing in 2023.



                           Semiannual Report  Page 5

Dividend Information

During the reporting period, all of the Funds except the Nuveen Michigan Municipal Bond Fund maintained their dividend. The reduction in dividend for the Michigan Fund reflected the low- interest-rate environment of the past several years. As bonds matured, were called, or were sold from the portfolio, the bonds purchased to replace the older holdings were generally offering lower prevailing yields.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders.

As of November 30, 2005, the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.


                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/05                Nuveen Kansas Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.45   $10.36   $10.45   $10.49
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0345  $0.0280  $0.0300  $0.0365
         --------------------------------------------------------------
         Inception Date              1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.15% -0.25%
                 ---------------------------------------------
                 5-Year                           5.67%  4.76%
                 ---------------------------------------------
                 10-Year                          5.09%  4.64%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.31% -0.69%
                 ---------------------------------------------
                 5-Year                           4.86%  4.69%
                 ---------------------------------------------
                 10-Year                          4.44%  4.44%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.52%
                 ---------------------------------------------
                 5-Year                           5.07%
                 ---------------------------------------------
                 10-Year                          4.56%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.26%
                 ---------------------------------------------
                 5-Year                           5.86%
                 ---------------------------------------------
                 10-Year                          5.33%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                3.96%  3.79%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.59%  3.44%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    5.32%  5.10%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.24%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.85%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.22%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.44%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.04%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.50%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.18%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.79%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.61%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.33%       -0.97%
                            -------------------------------------------
                            5-Year             5.33%        4.42%
                            -------------------------------------------
                            10-Year            5.05%        4.60%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.50%       -1.47%
                            -------------------------------------------
                            5-Year             4.52%        4.35%
                            -------------------------------------------
                            10-Year            4.39%        4.39%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.71%
                            -------------------------------------------
                            5-Year             4.74%
                            -------------------------------------------
                            10-Year            4.52%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.45%
                            -------------------------------------------
                            5-Year             5.52%
                            -------------------------------------------
                            10-Year            5.29%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $133,440
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.10
           ---------------------------------------------------------
           Average Duration                                     5.71
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/05                Nuveen Kansas Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                65.3%
AA                                 16.4%
A                                   9.3%
BBB                                 6.0%
NR                                  3.0%
Sectors/1/

                                  Tax Obligation/Limited            22.1%
                                  ---------------------------------------
                                  Tax Obligation/General            21.6%
                                  ---------------------------------------
                                  Healthcare                        17.9%
                                  ---------------------------------------
                                  U.S. Guaranteed                   12.5%
                                  ---------------------------------------
                                  Water and Sewer                    7.1%
                                  ---------------------------------------
                                  Education and Civic Organizations  4.1%
                                  ---------------------------------------
                                  Housing/Single Family              3.7%
                                  ---------------------------------------
                                  Other                             11.0%
                                  ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  999.70 $  995.00 $  996.20 $  999.90 $1,020.76 $1,017.00 $1,018.00 $1,021.76
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.31 $    8.05 $    7.06 $    3.31 $    4.36 $    8.14 $    7.13 $    3.35
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.61%, 1.41% and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/05              Nuveen Kentucky Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $11.07   $11.07   $11.06   $11.06
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0380  $0.0310  $0.0325  $0.0395
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.0363  $0.0363  $0.0363  $0.0363
    -----------------------------------------------------------------------
    Inception Date                       5/04/87  2/05/97 10/04/93  2/07/97
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.17% -0.24%
                 ---------------------------------------------
                 5-Year                           5.71%  4.80%
                 ---------------------------------------------
                 10-Year                          5.07%  4.62%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.30% -0.69%
                 ---------------------------------------------
                 5-Year                           4.90%  4.73%
                 ---------------------------------------------
                 10-Year                          4.48%  4.48%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.56%
                 ---------------------------------------------
                 5-Year                           5.11%
                 ---------------------------------------------
                 10-Year                          4.50%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.34%
                 ---------------------------------------------
                 5-Year                           5.91%
                 ---------------------------------------------
                 10-Year                          5.23%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.12%  3.94%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.70%  3.55%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.48%  5.26%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.36%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.96%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.39%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.53%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.16%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.68%
                 ---------------------------------------------

                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.29%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.90%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.78%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.68%       -0.67%
                            -------------------------------------------
                            5-Year             5.46%        4.57%
                            -------------------------------------------
                            10-Year            5.05%        4.61%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.00%       -0.97%
                            -------------------------------------------
                            5-Year             4.69%        4.52%
                            -------------------------------------------
                            10-Year            4.46%        4.46%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.17%
                            -------------------------------------------
                            5-Year             4.90%
                            -------------------------------------------
                            10-Year            4.48%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.85%
                            -------------------------------------------
                            5-Year             5.66%
                            -------------------------------------------
                            10-Year            5.22%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $475,335
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.39
           ---------------------------------------------------------
           Average Duration                                     5.83
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/05              Nuveen Kentucky Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                72.2%
AA                                  7.7%
A                                   5.9%
BBB                                11.1%
BB or Lower                         1.3%
NR                                  1.8%
Sectors/1/

                                  Tax Obligation/Limited            30.1%
                                  ---------------------------------------
                                  U.S. Guaranteed                   12.5%
                                  ---------------------------------------
                                  Healthcare                        12.5%
                                  ---------------------------------------
                                  Utilities                          9.2%
                                  ---------------------------------------
                                  Water and Sewer                    8.4%
                                  ---------------------------------------
                                  Tax Obligation/General             5.5%
                                  ---------------------------------------
                                  Education and Civic Organizations  5.3%
                                  ---------------------------------------
                                  Transportation                     4.5%
                                  ---------------------------------------
                                  Other                             12.0%
                                  ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  999.80 $  995.20 $  996.90 $1,000.60 $1,021.01 $1,017.25 $1,018.25 $1,022.01
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.06 $    7.80 $    6.81 $    3.06 $    4.10 $    7.89 $    6.88 $    3.09
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .81%, 1.56%, 1.36% and .61% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

  Fund Spotlight as of 11/30/05              Nuveen Michigan Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.65   $11.67   $11.63   $11.65
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0395  $0.0320  $0.0340  $0.0415
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.1321  $0.1321  $0.1321  $0.1321
      --------------------------------------------------------------------
      Inception Date                    6/27/85  2/03/97  6/22/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.02% -0.33%
                 ---------------------------------------------
                 5-Year                           5.97%  5.06%
                 ---------------------------------------------
                 10-Year                          5.14%  4.69%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.23% -0.76%
                 ---------------------------------------------
                 5-Year                           5.18%  5.01%
                 ---------------------------------------------
                 10-Year                          4.55%  4.55%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.36%
                 ---------------------------------------------
                 5-Year                           5.38%
                 ---------------------------------------------
                 10-Year                          4.56%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.23%
                 ---------------------------------------------
                 5-Year                           6.17%
                 ---------------------------------------------
                 10-Year                          5.32%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.07%  3.90%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.72%  3.56%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.39%  5.16%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.29%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.97%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.30%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.51%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.17%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.59%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.27%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.92%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.68%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.37%       -0.99%
                            -------------------------------------------
                            5-Year             5.62%        4.71%
                            -------------------------------------------
                            10-Year            5.10%        4.65%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.67%       -1.26%
                            -------------------------------------------
                            5-Year             4.85%        4.68%
                            -------------------------------------------
                            10-Year            4.51%        4.51%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.80%
                            -------------------------------------------
                            5-Year             5.05%
                            -------------------------------------------
                            10-Year            4.53%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.67%
                            -------------------------------------------
                            5-Year             5.84%
                            -------------------------------------------
                            10-Year            5.29%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $245,489
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.37
           ---------------------------------------------------------
           Average Duration                                     5.55
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

                          Semiannual Report  Page 11

  Fund Spotlight as of 11/30/05              Nuveen Michigan Municipal Bond Fund

================================================================================

Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                73.3%
AA                                 10.4%
A                                   5.4%
BBB                                 5.1%
BB or Lower                         3.9%
NR                                  1.9%
Sectors/1/

                    Tax Obligation/General            36.2%
                    ---------------------------------------
                    U.S. Guaranteed                   16.3%
                    ---------------------------------------
                    Healthcare                        11.3%
                    ---------------------------------------
                    Tax Obligation/Limited            10.4%
                    ---------------------------------------
                    Water and Sewer                    9.9%
                    ---------------------------------------
                    Utilities                          4.2%
                    ---------------------------------------
                    Education and Civic Organizations  4.2%
                    ---------------------------------------
                    Other                              7.5%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $1,000.10 $  995.40 $  996.40 $1,001.10 $1,020.81 $1,017.05 $1,018.05 $1,021.81
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.26 $    8.00 $    7.01 $    3.26 $    4.31 $    8.09 $    7.08 $    3.29
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 12

  Fund Spotlight as of 11/30/05              Nuveen Missouri Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.05   $11.06   $11.04   $11.06
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0420
         --------------------------------------------------------------
         Inception Date              8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.77%  0.39%
                 ---------------------------------------------
                 5-Year                           5.80%  4.90%
                 ---------------------------------------------
                 10-Year                          5.18%  4.72%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.98% -0.02%
                 ---------------------------------------------
                 5-Year                           5.02%  4.85%
                 ---------------------------------------------
                 10-Year                          4.57%  4.57%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.12%
                 ---------------------------------------------
                 5-Year                           5.21%
                 ---------------------------------------------
                 10-Year                          4.60%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.89%
                 ---------------------------------------------
                 5-Year                           6.01%
                 ---------------------------------------------
                 10-Year                          5.36%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.34%  4.16%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.78%  3.63%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    5.60%  5.38%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.58%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.04%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.50%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.80%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.24%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.80%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.56%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.98%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.90%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.20%       -0.19%
                            -------------------------------------------
                            5-Year             5.54%        4.64%
                            -------------------------------------------
                            10-Year            5.17%        4.72%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.42%       -0.57%
                            -------------------------------------------
                            5-Year             4.76%        4.59%
                            -------------------------------------------
                            10-Year            4.57%        4.57%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.65%
                            -------------------------------------------
                            5-Year             4.95%
                            -------------------------------------------
                            10-Year            4.59%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.52%
                            -------------------------------------------
                            5-Year             5.77%
                            -------------------------------------------
                            10-Year            5.36%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $262,616
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.73
           ---------------------------------------------------------
           Average Duration                                     5.51
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                          Semiannual Report  Page 13

  Fund Spotlight as of 11/30/05              Nuveen Missouri Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed    59.9%
AA                     11.3%
A                       5.5%
BBB                     8.7%
NR                     14.6%

Sectors/1/

                    Tax Obligation/Limited            18.8%
                    ---------------------------------------
                    Tax Obligation/General            14.2%
                    ---------------------------------------
                    Healthcare                         9.6%
                    ---------------------------------------
                    Transportation                     9.2%
                    ---------------------------------------
                    Long-Term Care                     9.1%
                    ---------------------------------------
                    Education and Civic Organizations  7.9%
                    ---------------------------------------
                    Housing/Multifamily                6.9%
                    ---------------------------------------
                    U.S. Guaranteed                    6.6%
                    ---------------------------------------
                    Utilities                          5.0%
                    ---------------------------------------
                    Water and Sewer                    5.0%
                    ---------------------------------------
                    Other                              7.7%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $1,003.60 $  999.80 $1,000.90 $1,004.60 $1,020.91 $1,017.15 $1,018.15 $1,021.91
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.17 $    7.92 $    6.92 $    3.17 $    4.20 $    7.99 $    6.98 $    3.19
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 14

  Fund Spotlight as of 11/30/05                  Nuveen Ohio Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.40   $11.38   $11.37   $11.39
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0410  $0.0340  $0.0360  $0.0430
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0430  $0.0430  $0.0430  $0.0430
      --------------------------------------------------------------------
      Inception Date                    6/27/85  2/03/97  8/03/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           4.01% -0.34%
                 ---------------------------------------------
                 5-Year                           5.54%  4.64%
                 ---------------------------------------------
                 10-Year                          4.93%  4.48%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           3.18% -0.80%
                 ---------------------------------------------
                 5-Year                           4.76%  4.59%
                 ---------------------------------------------
                 10-Year                          4.33%  4.33%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.39%
                 ---------------------------------------------
                 5-Year                           4.96%
                 ---------------------------------------------
                 10-Year                          4.35%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           4.24%
                 ---------------------------------------------
                 5-Year                           5.75%
                 ---------------------------------------------
                 10-Year                          5.12%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.32%  4.13%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.50%  3.36%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.22%  5.01%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.59%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.76%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.12%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.80%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.96%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.42%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.53%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.70%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.52%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.40%       -0.96%
                            -------------------------------------------
                            5-Year             5.28%        4.38%
                            -------------------------------------------
                            10-Year            4.93%        4.48%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.66%       -1.29%
                            -------------------------------------------
                            5-Year             4.52%        4.35%
                            -------------------------------------------
                            10-Year            4.33%        4.33%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.88%
                            -------------------------------------------
                            5-Year             4.72%
                            -------------------------------------------
                            10-Year            4.36%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.62%
                            -------------------------------------------
                            5-Year             5.49%
                            -------------------------------------------
                            10-Year            5.12%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $553,736
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    14.27
           ---------------------------------------------------------
           Average Duration                                     5.95
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

                          Semiannual Report  Page 15

  Fund Spotlight as of 11/30/05                  Nuveen Ohio Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed                69.7%
AA                                 18.2%
A                                   3.5%
BBB                                 5.8%
BB or Lower                         0.2%
NR                                  2.6%
Sectors/1/

                                  Tax Obligation/General            25.5%
                                  ---------------------------------------
                                  U.S. Guaranteed                   17.1%
                                  ---------------------------------------
                                  Healthcare                        13.0%
                                  ---------------------------------------
                                  Tax Obligation/Limited            11.2%
                                  ---------------------------------------
                                  Education and Civic Organizations  8.9%
                                  ---------------------------------------
                                  Utilities                          6.1%
                                  ---------------------------------------
                                  Water and Sewer                    5.3%
                                  ---------------------------------------
                                  Other                             12.9%
                                  ---------------------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  999.60 $  995.10 $  996.20 $1,000.70 $1,020.86 $1,017.10 $1,018.10 $1,021.86
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.21 $    7.95 $    6.96 $    3.21 $    4.26 $    8.04 $    7.03 $    3.24
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 16

  Fund Spotlight as of 11/30/05             Nuveen Wisconsin Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.33   $10.35   $10.35   $10.38
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0345  $0.0280  $0.0300  $0.0365
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0482  $0.0482  $0.0482  $0.0482
      --------------------------------------------------------------------
      Inception Date                    6/01/94  2/25/97  2/25/97  2/25/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 11/30/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           3.73% -0.59%
                 ---------------------------------------------
                 5-Year                           5.50%  4.60%
                 ---------------------------------------------
                 10-Year                          4.97%  4.52%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           2.96% -1.03%
                 ---------------------------------------------
                 5-Year                           4.73%  4.56%
                 ---------------------------------------------
                 10-Year                          4.41%  4.41%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.09%
                 ---------------------------------------------
                 5-Year                           4.94%
                 ---------------------------------------------
                 10-Year                          4.46%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.95%
                 ---------------------------------------------
                 5-Year                           5.74%
                 ---------------------------------------------
                 10-Year                          5.20%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.01%  3.84%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.58%  3.43%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.34%  5.12%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.25%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.84%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.24%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.48%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.04%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.54%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.22%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.64%
                 ---------------------------------------------

                            Average Annual Total Returns as of 12/31/05
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.23%       -1.11%
                            -------------------------------------------
                            5-Year             5.10%        4.20%
                            -------------------------------------------
                            10-Year            4.93%        4.48%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             2.46%       -1.49%
                            -------------------------------------------
                            5-Year             4.33%        4.16%
                            -------------------------------------------
                            10-Year            4.36%        4.36%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             2.79%
                            -------------------------------------------
                            5-Year             4.57%
                            -------------------------------------------
                            10-Year            4.42%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             3.45%
                            -------------------------------------------
                            5-Year             5.34%
                            -------------------------------------------
                            10-Year            5.16%
                            -------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $45,266
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   16.56
            --------------------------------------------------------
            Average Duration                                    5.93
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2005.
2Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

                          Semiannual Report  Page 17

  Fund Spotlight as of 11/30/05             Nuveen Wisconsin Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed    52.9%
AA                     16.1%
A                      14.0%
BBB                     3.3%
BB or Lower             0.6%
NR                     13.1%

Sectors/1/

                          Tax Obligation/Limited 70.1%
                          ----------------------------
                          U.S. Guaranteed        10.2%
                          ----------------------------
                          Housing/Multifamily    10.0%
                          ----------------------------
                          Other                   9.7%
                          ----------------------------

1As a percentage of total holdings as of November 30, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/05)   $  999.70 $  995.00 $  996.20 $1,000.80 $1,020.56 $1,016.80 $1,017.80 $1,021.56
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.51 $    8.25 $    7.26 $    3.51 $    4.56 $    8.34 $    7.33 $    3.55
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .90%, 1.65%, 1.45% and .70% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 18

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 26, 2005, at The Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                                       Nuveen     Nuveen     Nuveen     Nuveen     Nuveen    Nuveen
                                                       Kansas   Kentucky   Michigan   Missouri       Ohio Wisconsin
                                                    Municipal  Municipal  Municipal  Municipal  Municipal Municipal
                                                         Bond       Bond       Bond       Bond       Bond      Bond
                                                         Fund       Fund       Fund       Fund       Fund      Fund
-------------------------------------------------------------------------------------------------------------------
To approve the new investment management agreement
  For                                              10,612,198 38,160,807 18,091,029 18,990,438 37,982,202 3,781,876
  Against                                              59,083    233,716    362,823    266,663    789,920    31,599
  Abstain                                             208,770    529,132    514,840    406,790    774,151    49,508
-------------------------------------------------------------------------------------------------------------------
Total                                              10,880,051 38,923,655 18,968,692 19,663,891 39,546,273 3,862,983
-------------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------
                                                                  Nuveen
                                                              Multistate
       Approval of the Board Members was reached as follows:    Trust IV
       -----------------------------------------------------------------
                      Robert P. Bremner
                        For                                  129,980,994
                        Withhold                               1,864,553
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      Lawrence H. Brown
                        For                                  129,952,715
                        Withhold                               1,892,832
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      Jack B. Evans
                        For                                  130,060,422
                        Withhold                               1,785,125
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      William C. Hunter
                        For                                  130,061,582
                        Withhold                               1,783,965
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      David J. Kundert
                        For                                  130,019,129
                        Withhold                               1,826,418
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      William J. Schneider
                        For                                  130,044,277
                        Withhold                               1,801,270
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------
                      Timothy R. Schwertfeger
                        For                                  130,017,966
                        Withhold                               1,827,581
       -----------------------------------------------------------------
                      Total                                  131,845,547
       -----------------------------------------------------------------

----
19

       -----------------------------------------------------------------
                                                                  Nuveen
                                                              Multistate
       Approval of the Board Members was reached as follows:    Trust IV
       -----------------------------------------------------------------
                        Judith M. Stockdale
                          For                                129,927,455
                          Withhold                             1,918,092
       -----------------------------------------------------------------
                        Total                                131,845,547
       -----------------------------------------------------------------
                        Eugene S. Sunshine
                          For                                130,034,207
                          Withhold                             1,811,340
       -----------------------------------------------------------------
                        Total                                131,845,547
       -----------------------------------------------------------------

----
20

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.1%

   $   1,000 Kansas Development Finance Authority, Athletic Facility       6/14 at 100.00        A1 $     1,042,180
              Revenue Bonds, University of Kansas Athletic Corporation
              Project, Series 2004K, 5.000%, 6/01/19

       1,480 Kansas Development Finance Authority, Board of Regents,       4/15 at 100.00       AAA       1,558,307
              Revenue Bonds, Kansas State University Housing System,
              Series 2005A, 5.000%, 4/01/22 - MBIA Insured

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00      BBB-       1,529,340
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA       1,015,996
              Series 2001A, 5.500%, 7/01/16 - AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA         287,245
              Series 2001B, 5.500%, 7/01/16 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 17.7%

             Coffeyville Public Building Commission, Kansas, Healthcare
             Facilities Revenue Bonds, Coffeyville Regional Medical
             Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured                              8/12 at 100.00       AAA       1,046,537
       1,050  5.000%, 8/01/19 - AMBAC Insured                              8/12 at 100.00       AAA       1,090,310
       1,000  5.000%, 8/01/20 - AMBAC Insured                              8/12 at 100.00       AAA       1,036,050

       2,000 Colby, Kansas, Health Facilities Revenue Refunding Bonds,     8/08 at 100.00       N/R       1,996,460
              Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16

       1,285 Kansas Development Finance Authority, Hospital Revenue       12/12 at 100.00        AA       1,358,541
              Bonds, Susan B. Allen Memorial Hospital, Series 2002Q,
              5.375%, 12/15/16 - RAAI Insured

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA       5,053,984
              Revenue Bonds, Sisters of Charity of Leavenworth Health
              Services Corporation, Series 2000K, 6.500%, 12/01/16

         680 Kansas Development Finance Authority, Health Facilities      11/15 at 100.00        A2         702,345
              Revenue Bonds, Hays Medical Center Inc., Series 2005L,
              5.000%, 11/15/20

       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/09 at 100.00        AA       1,168,375
              Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
             Center, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured                                8/11 at 100.00       AAA       1,074,395
       1,075  5.000%, 8/15/15 - FSA Insured                                8/11 at 100.00       AAA       1,121,956

             Newton, Kansas, Hospital Revenue Refunding Bonds, Newton
             Healthcare Corporation, Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-       1,021,870
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-       1,778,665

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/06 at 101.00       AAA         100,805
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

       4,780 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/09 at 101.00        A+       5,133,672
              Improvement Bonds, Via Christi Health System Inc., Series
              1999-XI, 6.250%, 11/15/24
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.8%

             Wichita, Kansas, Multifamily Housing Revenue Refunding
             Bonds, Shores Apartments, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                               4/09 at 102.00        AA       1,585,185
       2,000  6.800%, 4/01/24 - RAAI Insured                               4/09 at 102.00        AA       2,120,880
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.7%

         290 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed     No Opt. Call       Aaa         298,625
              Securities Program Single Family Revenue Bonds, Series
              1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

         740 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed   6/08 at 105.00       Aaa         763,169
              Securities Program Single Family Revenue Bonds, Series
              1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

         350 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed  12/09 at 105.00       Aaa         364,042
              Securities Program Single Family Revenue Bonds, Series
              2000A-2, 7.600%, 12/01/31 (Alternative Minimum Tax) - MBIA
              Insured

----
21

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       215 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/10 at 105.00       Aaa $       222,725
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum
              Tax)

       3,135 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/12 at 105.00       Aaa       3,284,916
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00        A-       1,065,970
              Revenue Bonds, Cessna Citation Service Center, Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc.   8/07 at 101.00       AA-       1,028,900
              Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A         518,660
              Bonds, Catholic Care Center Inc., Series 2001, 5.750%,
              11/15/23
-------------------------------------------------------------------------------------------------------------------
             Materials - 2.9%

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+       3,814,145
              Revenue Bonds, Excel Corporation/Cargill Inc. Project,
              Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 21.4%

       2,500 Butler and Sedgwick Counties Unified School District 385,       No Opt. Call       AAA       2,920,200
              Andover, Kansas, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA
              Insured

       2,615 Butler County Unified School District 394, Kansas, General    9/14 at 100.00       AAA       2,746,195
              Obligation Bonds, Series 2004, 5.000%, 9/01/23 - FSA
              Insured

       1,170 Butler County Unified School District 490, Kansas, General    9/15 at 100.00       AAA       1,225,575
              Obligation Bonds, Series 2005B, 5.000%, 9/01/25 - FSA
              Insured

       1,675 Cowley County Unified School District 465, Winfield,         10/13 at 100.00       AAA       1,809,888
              Kansas, General Obligation Bonds, Series 2003, 5.250%,
              10/01/23 - MBIA Insured

         750 Derby, Kansas, General Obligation Bonds, Series 2001A,       12/11 at 100.00       Aaa         802,440
              5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00       Aaa         596,523
              5.000%, 12/01/18 - FSA Insured

         650 Harvey County Unified School District 460, Hesston, Kansas,   9/12 at 100.00       AAA         680,882
              General Obligation Bonds, Series 2002, 5.000%, 9/01/22 -
              FGIC Insured

             Johnson County Unified School District 229, Blue Valley,
             Kansas, General Obligation Bonds, Series 2005A:
       2,635  5.000%, 10/01/18 - FSA Insured                              10/15 at 100.00       AAA       2,824,140
       2,000  5.000%, 10/01/21 - FSA Insured                              10/15 at 100.00       AAA       2,123,580
       3,205  5.000%, 10/01/22 - FSA Insured                              10/15 at 100.00       AAA       3,389,800

       1,450 Leavenworth County Unified School District 464, Tonganoxie,   9/15 at 100.00       AAA       1,515,366
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/26 - MBIA Insured

       1,020 Miami County Unified School District 367, Osawatomie,         9/15 at 100.00       AAA       1,085,943
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/20 - FSA Insured

       1,100 Montgomery County Unified School District 445, Coffeyville,   4/12 at 100.00       AAA       1,151,315
              Kansas, General Obligation Bonds, Series 2002, 5.000%,
              4/01/22 - FGIC Insured

             Puerto Rico, General Obligation and Public Improvement
             Bonds, Series 2001A:
       1,000  5.500%, 7/01/20 - MBIA Insured                                 No Opt. Call       AAA       1,142,440
         330  5.375%, 7/01/28                                              7/11 at 100.00       BBB         341,507

       1,070 Scott County Unified School District 466, Kansas, General     9/12 at 100.00       AAA       1,151,352
              Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18 -
              FGIC Insured

       1,250 Sedgwick County Unified School District 259, Wichita,         9/10 at 100.00        AA       1,172,275
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

       1,795 Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00        AA       1,883,691
              5.000%, 4/01/17

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.8%

 $     3,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00       Aaa $     3,242,850
              Improvement Revenue Bonds, Public Facilities Projects,
              Series 2000, 5.550%, 10/01/21 - MBIA Insured

             Kansas Department of Transportation, Highway Revenue Bonds,
             Series 2004A:
       1,000  5.000%, 3/01/20                                              3/14 at 100.00       AA+       1,057,030
       5,000  5.000%, 3/01/23                                              3/14 at 100.00       AA+       5,242,450

         500 Kansas Development Finance Authority, Lease Revenue Bonds,   10/12 at 100.00       AAA         525,775
              Department of Administration, State Capitol Restoration
              Parking Facility Project, Series 2002C, 5.000%, 10/01/21 -
              FSA Insured

       1,140 Kansas Development Finance Authority, Lease Revenue Bonds,    4/14 at 100.00       AAA       1,209,996
              Department of Administration, State Capitol Restoration
              Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured

       1,000 Kansas Development Finance Authority, Revenue Bonds, State   10/11 at 100.00       AAA       1,059,010
              Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured

       2,085 Kansas Development Finance Authority, Revenue Bonds, State   10/12 at 100.00       AAA       2,245,232
              Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured

       5,000 Kansas Development Finance Authority, Board of Regents,       4/13 at 102.00       AAA       5,257,100
              Revenue Bonds, Scientific Research and Development
              Facilities Projects, Series 2003C, 5.000%, 10/01/23 -
              AMBAC Insured

       2,355 Kansas Development Finance Authority, Revenue Bonds, State    8/13 at 100.00       AAA       2,514,763
              Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured

       1,500 Kansas Development Finance Authority, Revenue Bonds, State    5/15 at 100.00       AAA       1,590,720
              Projects, Series 2005, 5.000%, 5/01/20 - MBIA Insured

       1,800 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R       1,955,178
              Revenue Bonds, Overland Park Convention Center, Series
              2001A, 7.375%, 1/01/32

       1,000 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB       1,031,480
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB       2,228,500
              Taxes Loan Note, Series 1999A, 6.375%, 10/1/2019
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 12.4%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series     10/08 at 101.50     AA***       2,176,660
              2000A, 6.150%, 10/01/20 (Pre-refunded to 10/01/08) - RAAI
              Insured

      12,175 Johnson County, Kansas, Residual Revenue and Refunding          No Opt. Call       Aaa       9,467,280
              Bonds, Series 1992, 0.000%, 5/01/12

         500 Pratt, Kansas, Electric System Revenue Bonds, Series          5/10 at 100.00       AAA         535,695
              2001-1, 5.250%, 5/01/18 (Pre-refunded to 5/01/10) - AMBAC
              Insured

       1,010 Wichita, Kansas, Revenue Bonds, CSJ Health System of          5/06 at 100.00     A+***       1,151,834
              Wichita, Inc., Series 1985-XXV, 7.200%, 10/1/2015

       3,000 Wyandotte County Unified School District 500, Kansas,         9/12 at 100.00       AAA       3,228,750
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20
              (Pre-refunded to 9/01/12) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 3.2%

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       1,038,150
              Series 2005RR, 5.000%, 7/01/30 - XLCA Insured

             Wellington, Kansas, Electric, Water, and Sewer Utility
             System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                            11/12 at 100.00       AAA         361,552
         785  5.250%, 11/01/27 - AMBAC Insured                            11/12 at 100.00       AAA         834,604

       1,000 Wyandotte County-Kansas City Unified Government, Kansas,      9/14 at 100.00       AAA       1,045,720
              Utility System Revenue Bonds, Series 2004B, 5.000%,
              9/01/24 - FSA Insured

       1,000 Wynadotte County-Kansas City Unified Government, Kansas,      5/11 at 100.00       AAA       1,049,400
              Industrial Revenue Bonds, Board of Public Utilities Office
              Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.0%

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00       Aaa       1,117,281
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22 - MBIA Insured

       2,300 Kansas Development Finance Authority, Water Pollution        11/12 at 100.00       AAA       2,405,064
              Control Revolving Fund Leveraged Bonds, Series 2002-II,
              5.000%, 11/01/23

----
23

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     5,500 Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,   10/13 at 100.00       AAA $     5,802,940
              Series 2003, 5.000%, 10/01/22 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
 $   127,875 Total Long-Term Investments (cost $126,409,205) - 99.0%                                    132,122,376
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                         1,317,471
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   133,439,847
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
24

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

 $     4,930 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $     4,996,654
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.2%

       1,000 Campbellsville, Kentucky, Revenue Bonds, Campbellsville       3/15 at 100.00       N/R       1,001,180
              University, Series 2005, 5.700%, 3/01/34

       8,960 Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00      BBB-       9,592,576
              Lindsey Wilson College Project, Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds,            5/09 at 101.00      Baa2       5,954,076
              Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       1,000 Kentucky Asset/Liability Commission, General Receipts        10/15 at 100.00       AAA       1,077,650
              Revenue Bonds, University of Kentucky, Series 2005,
              5.000%, 10/01/16 - FGIC Insured

       1,500 Kentucky Economic Development Finance Authority, College     10/12 at 100.00       AAA       1,536,975
              Revenue Refunding and Improvement Bonds, Centre College
              Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00      BBB-       2,512,675
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB       3,048,090
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.3%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds, Jennie    7/06 at 102.00        A-       1,345,396
              Stuart Medical Center, Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-       3,599,295
              Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%,
              7/01/13

       4,820 Clark County, Kentucky, Hospital Revenue Refunding and        3/07 at 102.00      BBB-       4,983,012
              Improvement Bonds, Clark Regional Medical Center Project,
              Series 1997, 6.200%, 4/01/13

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00       AAA       9,897,005
              Revenue Refunding Bonds, Pikeville, United Methodist
              Hospital of Kentucky Inc. Project, Series 1997, 5.700%,
              2/01/28 - CONNIE LEE/ AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call       BB-         505,390
         500  5.600%, 10/01/08                                             4/08 at 102.00       BB-         507,805
       3,500  5.850%, 10/01/17                                             4/08 at 102.00       BB-       3,467,310
       1,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-       1,470,825

       6,080 Kentucky Economic Development Finance Authority, Revenue      6/08 at 101.00        AA       6,158,189
              Refunding and Improvement Bonds, Catholic Health
              Initiatives, Series 1998A, 5.000%, 12/01/27

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Catholic Health Initiatives, Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00        AA       1,042,720
       1,000  5.250%, 9/01/24                                              9/11 at 100.00        AA       1,039,110

      10,340 Kentucky Economic Development Finance Authority, Health         No Opt. Call       AAA       3,377,561
              System Revenue Bonds, Norton Healthcare Inc., Series
              2000B, 0.000%, 10/01/28 - MBIA Insured

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue       5/06 at 101.00       AAA       1,685,546
              Refunding Bonds, Mercy Health System, Series 1994A,
              6.300%, 11/01/06 - MBIA Insured

       2,195 Rockcastle County, Kentucky, First Mortgage Revenue Bonds,    6/15 at 100.00      BBB-       2,194,693
              Rockcastle Hospital and Respiratory Care Center Inc.
              Project, Series 2005, 5.550%, 6/01/30

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health         11/12 at 100.00        A-      17,242,170
              System, Series 2002A, 5.625%, 11/15/30
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 0.7%

       3,325 Henderson, Kentucky, Senior Tax-Exempt Residential            5/09 at 102.00       N/R       3,181,593
              Facilities Revenue Bonds, Pleasant Pointe Project, Series
              1999A, 6.125%, 5/01/29

----
25

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.9%

 $       515 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/09 at 101.00       AAA $       518,100
              1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA       9,676,615
              1999A, 5.200%, 1/01/31

         970 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA         986,383
              1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)

       4,950 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/14 at 100.00       AAA       4,856,247
              2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)

       2,485 Kentucky Housing Corporation, Housing Revenue Bonds, Series   7/14 at 100.00       AAA       2,434,952
              2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.9%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds,         8/09 at 101.00         A       5,113,508
              Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 -
              ACA Insured

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Christian Church Homes of Kentucky Inc. Obligated
             Group, Series 1998:
       1,800  5.375%, 11/15/23                                             5/08 at 102.00       BBB       1,792,764
       3,500  5.500%, 11/15/30                                             5/08 at 102.00       BBB       3,455,480

             Kentucky Economic Development Finance Authority, Mortgage
             Revenue Bonds, South Central Nursing Homes Inc., Series
             1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20) - MBIA Insured       1/08 at 105.00       AAA       2,180,460
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24) - MBIA Insured       1/08 at 105.00       AAA       4,033,851

       2,000 Kentucky Economic Development Finance Authority,             11/15 at 103.00       AAA       2,112,880
              Multifamily Housing Revenue Bonds, Christian Care
              Communities Projects, Series 2005, 5.250%, 11/20/25 (WI,
              settling 12/08/05)
-------------------------------------------------------------------------------------------------------------------
             Materials - 2.5%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue        5/06 at 102.00       BBB       2,427,093
              Bonds, Willamette Industries Inc. Project, Series 1996,
              6.600%, 5/01/26 (Alternative Minimum Tax)

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   5/06 at 102.00       N/R       4,356,727
              Weyerhaeuser Company - TJ International Project, Series
              1996, 6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   4/07 at 102.00      Baa2       2,097,420
              Weyerhaeuser Company - TJ International Project, Series
              1997, 6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue    4/06 at 102.00       BBB       2,888,329
              Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.4%

             Bowling Green, Kentucky, General Obligation and Special
             Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                              6/12 at 100.00       Aa2       1,864,379
       1,230  5.000%, 6/01/24                                              6/12 at 100.00       Aa2       1,282,927
       1,665  5.000%, 6/01/25                                              6/12 at 100.00       Aa2       1,732,416

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00        AA       2,669,875
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

             Louisville and Jefferson County Metropolitan Government,
             Kentucky, General Obligation Bonds, Series 2004A-B:
       1,195  5.000%, 11/01/16 - AMBAC Insured                            11/14 at 100.00       AAA       1,284,338
       1,000  5.000%, 11/01/17 - AMBAC Insured                            11/14 at 100.00       AAA       1,070,880

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00        AA       1,239,731
              2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series       10/12 at 100.00       AAA       3,136,440
              2002A, 5.000%, 10/01/23 - FGIC Insured

       5,000 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00       AAA       5,418,100
              Bonds, Series 2004A, 5.250%, 7/01/21 - MBIA Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA       6,002,964
              2001, 9.480%, 7/01/19 (IF) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 29.7%

       1,305 Ballard County School District Finance Corporation,           6/14 at 100.00       Aaa       1,373,760
              Kentucky, School Building Revenue Bonds, Series 2004,
              5.000%, 6/01/21 - AMBAC Insured

----
26

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

 $     1,875   Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00       AAA $     2,070,075
                Mortgage Revenue Bonds, Judicial Center Project, Series
                2000, 5.850%, 9/01/28 - AMBAC Insured

       1,465   Boone County, Kentucky, Public Properties Corporation,        9/12 at 101.00       Aa3       1,571,813
                First Mortgage Bonds, AOC Judicial Facility, Series 2001,
                5.125%, 9/01/22

               Boone County School District Finance Corporation, Kentucky,
               School Building Revenue Bonds, Series 2004B:
       1,460    5.000%, 5/01/20 - FSA Insured                                5/14 at 100.00       Aaa       1,540,475
       2,580    5.000%, 5/01/21 - FSA Insured                                5/14 at 100.00       Aaa       2,714,728

               Butler County School District Finance Corporation,
               Kentucky, Revenue Bonds, School Buildings, Series 2004C:
       1,220    5.000%, 6/01/20                                              6/14 at 100.00       Aa3       1,281,171
       1,255    5.000%, 6/01/22                                              6/14 at 100.00       Aa3       1,309,743

       4,500   Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00       Aa3       4,561,560
                First Mortgage Revenue Bonds, Courthouse Facilities
                Project, Series 1998A, 5.000%, 3/01/29

               Kenton County School District Finance Corporation,
               Kentucky, School Building Revenue Bonds, Series 2004:
       2,115    5.000%, 6/01/17 - MBIA Insured                               6/14 at 100.00       Aaa       2,252,835
       3,510    5.000%, 6/01/18 - MBIA Insured                               6/14 at 100.00       Aaa       3,725,795
       3,690    5.000%, 6/01/19 - MBIA Insured                               6/14 at 100.00       Aaa       3,903,319

       2,000   Kentucky Asset/Liability Commission, General Fund Revenue     5/15 at 100.00       AAA       2,084,600
                Project Notes, First Series 2005, 5.000%, 5/01/25 - MBIA
                Insured

               Kentucky Area Development Districts Financing Trust, Ewing,
               Lease Acquisition Program Revenue Bonds, Series 2000C:
         750    5.850%, 6/01/20                                              6/10 at 102.00        AA         810,960
       1,000    6.000%, 6/01/30                                              6/10 at 102.00        AA       1,089,950

       2,365   Kentucky Local Correctional Facilities Authority,               No Opt. Call       AAA       2,588,942
                Multi-County Lease Revenue Bonds, Series 2004,
                5.250%, 11/01/14 - MBIA Insured

               Kentucky State Property and Buildings Commission, Revenue
               Bonds, Project 81, Series 2003:
       1,000    5.000%, 11/01/19 - AMBAC Insured                            11/13 at 100.00       AAA       1,061,140
       3,740    5.000%, 11/01/21 - AMBAC Insured                            11/13 at 100.00       AAA       3,947,159
       2,845    5.000%, 11/01/23 - AMBAC Insured                            11/13 at 100.00       AAA       2,990,237

       4,000   Kentucky State Property and Buildings Commission, Revenue       No Opt. Call       AAA       4,346,560
                Bonds, Project 84, Series 2005, 5.000%, 8/01/18 - MBIA
                Insured

               Kentucky State Property and Buildings Commission, Revenue
               Bonds, Project 85, Series 2005:
       2,795    5.000%, 8/01/22 - FSA Insured                                8/15 at 100.00       AAA       2,947,160
       5,085    5.000%, 8/01/25 - FSA Insured                                8/15 at 100.00       AAA       5,324,910

       4,000   Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00       AAA       4,257,960
                Revenue Refunding Bonds, Revitalization Project, Series
                2001B, 5.150%, 7/01/19 - FSA Insured

               Kentucky Turnpike Authority, Economic Development Road
               Revenue Bonds, Revitalization Project, Series 2005B:
       6,935    5.000%, 7/01/20 - AMBAC Insured                              7/15 at 100.00       AAA       7,360,393
      10,000    5.000%, 7/01/23 - AMBAC Insured                              7/15 at 100.00       AAA      10,516,700

               Letcher County School District Finance Corporation,
               Kentucky, School Building Revenue Bonds, Series 2004:
       1,430    5.000%, 6/01/18 - FSA Insured                                6/14 at 100.00       Aaa       1,517,916
       1,585    5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00       Aaa       1,673,142

      11,000   Lexington-Fayette Urban County Government, Kentucky, First    7/08 at 102.00       AAA      11,435,160
                Mortgage Bonds, Public Facilities Corporation, Series
                1998, 5.125%, 10/01/31 - FSA Insured

       1,695   Louisville and Jefferson County Visitors and Convention       6/14 at 101.00       AAA       1,822,803
                Commission, Kentucky, Dedicated Tax Revenue Bonds, Series
                2004A, 5.000%, 12/01/15 - FSA Insured

         650   Magoffin County School District Finance Corporation,          6/10 at 101.00       Aa3         708,279
                Kentucky, School Building Revenue Bonds, Series 2000,
                5.750%, 6/01/20

----
27

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00       AAA $     1,582,493
              Public Project Revenue Bonds, Court Facilities, Series
              1995, 5.900%, 9/01/26 - AMBAC Insured

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00       Aa3       5,420,586
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

             Oldham County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,230  5.000%, 5/01/18 - MBIA Insured                               5/14 at 100.00       Aaa       1,304,956
       1,635  5.000%, 5/01/20 - MBIA Insured                               5/14 at 100.00       Aaa       1,725,121
       1,715  5.000%, 5/01/21 - MBIA Insured                               5/14 at 100.00       Aaa       1,804,557

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00       Aa3       1,432,882
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

         500 Pendleton County, Kentucky, Leasing Trust Revenue Bonds,        No Opt. Call         A         596,065
              Kentucky Association of Counties, Series 1993A, 6.400%,
              3/01/19

       4,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA       4,818,520
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.873%, 1/01/13 (IF) - MBIA Insured

       6,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA       6,837,840
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       2,545 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA       2,852,411
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/12 at 100.00       AAA       1,029,620
              Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       AAA       3,629,403
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21 - FSA Insured

       2,755 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA       3,355,507
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       1,360 Shelby County School District Finance Corporation,            5/14 at 100.00       Aaa       1,431,019
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 5/01/21 - MBIA Insured

       2,185 Spencer County School District Finance Corporation,           7/14 at 100.00       Aaa       2,307,426
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 7/01/21 - FSA Insured

       1,010 Virgin Islands Public Finance Authority, Gross Receipts      10/14 at 100.00       AAA       1,098,042
              Taxes Loan Note, Series 2003, 5.250%, 10/01/21 - FSA
              Insured

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00       AAA       7,284,970
              Kentucky, First Mortgage Revenue Bonds, AOC Judicial
              Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 4.4%

             Guam International Airport Authority, Revenue Bonds, Series
             2003C:
       5,000  5.250%, 10/01/22 (Alternative Minimum Tax) - MBIA Insured   10/10 at 100.00       AAA       5,255,250
       2,195  5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured   10/13 at 100.00       AAA       2,238,329

       1,250 Kenton County Airport Board, Kentucky, Airport Revenue        3/06 at 102.00       AAA       1,281,875
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Airport Revenue        3/13 at 100.00       AAA       5,184,114
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) -
              MBIA Insured

       1,000 Louisville and Jefferson County Regional Airport Authority,   7/13 at 100.00       AAA       1,043,470
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       6,000 Louisville and Jefferson County Regional Airport Authority,   3/09 at 101.00      Baa3       6,043,500
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.500%, 3/01/19
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 12.3%

       5,085 Campbellsville, Kentucky, Industrial Building Revenue         3/09 at 102.00   BBB-***       5,489,258
              Bonds, Campbellsville University Project, Series 1999,
              5.500%, 3/01/29 (Pre-refunded to 3/01/09)

----
28

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
 $     1,665  5.500%, 6/01/18 (Pre-refunded to 6/01/10)                    6/10 at 101.00    AA-*** $     1,817,730
       2,795  5.500%, 6/01/20 (Pre-refunded to 6/01/10)                    6/10 at 101.00    AA-***       3,051,385

       3,155 Florence Public Properties Corporation, Kentucky, First       6/07 at 102.00       AAA       3,316,883
              Mortgage Revenue Bonds, Administrative Office Complex
              Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded to
              6/01/07) - MBIA Insured

       1,260 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***       1,292,420
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to
              3/01/06)

       3,550 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***       3,646,986
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to
              3/01/06)

       2,000 Jefferson County Collegiate Housing Foundation, Kentucky,     9/09 at 102.00    N/R***       2,272,820
              Student Housing Revenue Bonds, University of Louisville
              Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to
              9/01/09)

         400 Kentucky State Property and Buildings Commission, Agency      5/10 at 100.00       AAA         436,680
              Fund Revenue Bonds, Project 66A, Series 2000, 5.750%,
              5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured

         500 Kentucky State Property and Buildings Commission, Revenue    11/09 at 100.00       AAA         537,165
              Bonds, Project 64, Series 1999, 5.500%, 5/01/18
              (Pre-refunded to 11/01/09) - MBIA Insured

       5,860 Kentucky State Property and Buildings Commission, Revenue    10/11 at 100.00       AAA       6,394,784
              Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19
              (Pre-refunded to 10/01/11) - MBIA Insured

       2,000 Kentucky State Property and Buildings Commission, Revenue     2/12 at 100.00       AAA       2,145,340
              Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21
              (Pre-refunded to 2/01/12) - FSA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Refunding Bonds, Project 79, Series 2003:
       5,780  5.125%, 10/01/19 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA       6,296,559
       5,000  5.000%, 10/01/21 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA       5,404,850
       6,500  5.000%, 10/01/22 (Pre-refunded to 10/01/13) - MBIA Insured  10/13 at 100.00       AAA       7,026,305

       1,310 Puerto Rico, General Obligation and Public Improvement        7/06 at 101.50    BBB***       1,346,903
              Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,000 Puerto Rico, General Obligation and Public Improvement        7/07 at 100.00    BBB***       2,065,900
              Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded to 7/01/07)

       2,600 Puerto Rico, General Obligation and Public Improvement        7/10 at 100.00       AAA       2,839,460
              Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to
              7/01/10) - MBIA Insured

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA         298,782
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       2,800 Russell, Kentucky, Health System Revenue Bonds, Franciscan    1/10 at 100.00   Baa2***       2,988,860
              Health Partnership Inc. - Our Lady of Bellefonte Hospital,
              Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 9.1%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      1/06 at 100.00       AAA       6,000,480
              Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA
              Insured

       1,175 Boone County, Kentucky, Collateralized Pollution Control      7/15 at 100.00       AAA       1,168,244
              Revenue Bonds, Dayton Power & Light Company, Series 2005A,
              4.700%, 1/01/28 - FGIC Insured

             Owensboro, Kentucky, Electric Light and Power System
              Revenue Bonds, Series 1991B:
       7,100  0.000%, 1/01/11 - AMBAC Insured                                No Opt. Call       AAA       5,845,927
       6,475  0.000%, 1/01/12 - AMBAC Insured                                No Opt. Call       AAA       5,088,120
       5,810  0.000%, 1/01/15 - AMBAC Insured                                No Opt. Call       AAA       3,908,852
       7,900  0.000%, 1/01/17 - AMBAC Insured                                No Opt. Call       AAA       4,818,368
      13,300  0.000%, 1/01/18 - AMBAC Insured                                No Opt. Call       AAA       7,703,227

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       3,343,110
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA       5,282,500
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured


----
29

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.3%

 $     1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00       Aaa $     1,535,398
              Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured

       1,000 Kentucky Rural Water Finance Corporation, Multimodal Public   2/11 at 102.00       AA-       1,069,920
              Projects Revenue Bonds, Flexible Term Program, Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson County Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                              11/07 at 101.00       AAA       6,254,280
       2,500  5.200%, 5/15/25 - MBIA Insured                              11/07 at 101.00       AAA       2,592,475

       3,200 Louisville and Jefferson County Metropolitan Sewer            5/08 at 101.00       AAA       3,292,960
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured

      16,000 Louisville and Jefferson County Metropolitan Sewer           11/11 at 101.00       AAA      17,387,200
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

       7,225 Northern Kentucky Water District, Revenue Refunding Bonds,    2/12 at 100.00       Aaa       7,423,181
              Series 2002A, 5.000%, 2/01/27 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
 $   466,760 Total Long-Term Investments (cost $450,222,489) - 98.8%                                    469,780,868
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                         5,554,434
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   475,335,302
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
30

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

 $     2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     3/06 at 101.50       BB- $     1,613,400
              Pollution Control Revenue Refunding Bonds, General Motors
              Corporation, Series 1995, 6.200%, 9/01/20
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

         910 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB         922,303
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.2%

         630 Chandler Park Academy, Michigan, Public School Academy       11/15 at 100.00      BBB-         615,831
              Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

             Michigan Technological University, General Revenue Bonds,
             Series 2004A:
       1,230  5.000%, 10/01/24 - MBIA Insured                             10/13 at 100.00       AAA       1,289,950
       1,850  5.000%, 10/01/29 - MBIA Insured                             10/13 at 100.00       AAA       1,911,013

       6,150 Wayne State University, Michigan, General Revenue Bonds,     11/09 at 101.00       AAA       6,446,061
              Series 1999, 5.125%, 11/15/29 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 11.2%

             Flint Hospital Building Authority, Michigan, Revenue Rental
             Bonds, Hurley Medical Center, Series 1998B:
       1,000  5.375%, 7/01/18                                              7/08 at 101.00      Baa3       1,000,550
       1,000  5.375%, 7/01/28                                              7/08 at 101.00      Baa3         959,560

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00       N/R       3,615,673
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       3,755 Michigan State Hospital Finance Authority, Revenue            2/06 at 100.00       BB-       3,756,840
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/13 at 100.00        A1       3,204,360
              Refunding Bonds, Henry Ford Health System, Series 2003A,
              5.625%, 3/01/17

         380 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call        A-         392,354
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-       1,016,600
              Bonds, Michigan Community Hospital, Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB       1,491,550
              Refunding Bonds, Chelsea Community Hospital, Series 1998,
              5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/12 at 101.00        A+       1,051,510
              Refunding Bonds, Crittenton Hospital, Series 2002A,
              5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1       2,333,958
              Bonds, Henry Ford Health System, Series 1999A, 6.000%,
              11/15/24

         500 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00      Baa1         500,550
              Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

         500 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00       BBB         488,900
              Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37

       1,600 Pontiac Hospital Finance Authority, Michigan, Hospital        2/06 at 100.00        BB       1,506,896
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/23

       3,000 Royal Oak Hospital Finance Authority, Michigan, Hospital      1/06 at 102.00       AAA       3,063,540
              Revenue Refunding Bonds, William Beaumont Hospital, Series
              1996, 5.250%, 1/01/20 - MBIA Insured

             Royal Oak Hospital Finance Authority, Michigan, Hospital
             Revenue Bonds, William Beaumont Hospital, Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured                             11/11 at 100.00       AAA       1,034,570
       2,000  5.250%, 11/15/35 - MBIA Insured                             11/11 at 100.00       AAA       2,067,040
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.6%

       1,190 Michigan Housing Development Authority, GNMA Collateralized  12/05 at 102.00       Aaa       1,212,408
              Limited Obligation Multifamily Revenue Refunding Bonds,
              Parc Point Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan Housing Development Authority, Section 8 Assisted      No Opt. Call        AA       2,813,400
              Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14

----
31

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.9%

 $     2,500 Kalamazoo Economic Development Corporation, Michigan,         5/07 at 102.00       BB+ $     2,534,325
              Limited Obligation Revenue and Refunding Bonds, Friendship
              Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

       1,000 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00       N/R         984,790
              Presbyterian Villages of Michigan Obligated Group, Series
              2005, 5.250%, 11/15/25

             Michigan Strategic Fund, Limited Obligation Revenue
             Refunding Bonds, Porter Hills Presbyterian Village, Series
             1998:
         140  5.300%, 7/01/18                                              7/08 at 101.00      BBB+         142,584
         260  5.375%, 7/01/28                                              7/08 at 101.00      BBB+         262,176

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00      BBB-       3,266,340
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18
-------------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       1,750 Dickinson County Economic Development Corporation,           11/14 at 100.00       BBB       1,730,365
              Michigan, Pollution Control Revenue Bonds, International
              Paper Company, Series 2004A, 4.800%, 11/01/18
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 35.9%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00        AA       1,087,980
              Michigan, General Obligation Bonds, Series 2002-3, 5.500%,
              5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50       AAA       1,239,649
              2002, 5.000%, 10/01/21

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00       AAA       1,705,113
              Livingston County, Michigan, Limited Tax General
              Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA
              Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry          5/13 at 100.00        AA       1,095,704
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.250%, 5/01/22

             Caledonia Community Schools, Kent, Allegan and Barry
             Counties, Michigan, General Obligation Bonds, Series 2005:
       1,000  5.000%, 5/01/25 - MBIA Insured                               5/15 at 100.00       AAA       1,045,430
       1,135  5.000%, 5/01/26 - MBIA Insured                               5/15 at 100.00       AAA       1,184,781

       1,500 Cedar Springs Public School District, Kent and Newaygo        5/13 at 100.00       AAA       1,556,520
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.125%, 5/01/32

       1,850 Chippewa Valley Schools, Macomb County, Michigan, General     5/15 at 100.00       AAA       1,938,412
              Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA
              Insured

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00       AAA       1,852,290
              Counties, Michigan, Unlimited Tax General Obligation
              School Building and Site Bonds, Series 1999, 5.000%,
              5/01/29 - MBIA Insured

       6,085 Detroit, Michigan, General Obligation Bonds, Series           4/14 at 100.00       AAA       6,532,308
              2004A-1, 5.250%, 4/01/20 - AMBAC Insured

      11,000 Detroit-Wayne County Stadium Authority, Michigan, Limited     2/07 at 102.00       AAA      11,408,210
              Tax General Obligation Building Authority Stadium Bonds,
              Series 1997, 5.250%, 2/01/27 - FGIC Insured

       1,245 Edwardsburg Public School, Cass County, Michigan, General     5/14 at 100.00       AAA       1,299,270
              Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA
              Insured

       1,125 Ferndale Public School District, Oakland County, Michigan,      No Opt. Call       AAA       1,176,458
              General Obligation Bonds, Series 2004, 5.000%, 5/01/23 -
              FGIC Insured

             Fitzgerald Public School District, Macomb County, Michigan,
             General Obligation Bonds, Series 2004B:
       2,125  5.000%, 5/01/18 - AMBAC Insured                             11/14 at 100.00       AAA       2,259,258
       1,125  5.000%, 5/01/19 - AMBAC Insured                             11/14 at 100.00       AAA       1,191,769

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00        AA       2,054,800
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              5/01/26

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00        AA       4,485,416
              Michigan, General Obligation Refunding Bonds, Series 2001,
              5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan,          5/11 at 100.00       AAA       1,027,400
              Unlimited Tax General Obligation, Building and Site Bonds,
              Series 2001, 5.000%, 5/01/26 - MBIA Insured

       2,000 Howell Public Schools, Livingston County, Michigan, General  11/13 at 100.00        AA       2,096,200
              Obligation Bonds, Series 2003, 5.000%, 5/01/24

----
32

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,000 Jackson Public Schools, Jackson County, Michigan, General     5/14 at 100.00       AAA $     1,047,890
              Obligation School Building and Site Bonds, Series 2004,
              5.000%, 5/01/22 - FSA Insured

       1,030 Kent County, Michigan, General Obligation Bonds, Series      12/14 at 100.00       AAA       1,088,473
              2004A, 5.000%, 12/01/22

       1,300 Lansing Community College, Michigan, General Obligation       5/13 at 100.00       AAA       1,372,878
              Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00       AAA       1,036,130
              Michigan, General Obligation Bonds, Series 2001, 5.000%,
              5/01/27 - FGIC Insured

       2,700 Livonia Public Schools, Wayne County, Michigan, Unlimited       No Opt. Call       AAA       2,478,870
              Tax General School Building and Site Bonds, Series
              1992-II, 0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools, Wayne County, Michigan, General       5/14 at 100.00       AAA       2,103,000
              Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA
              Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA       2,559,284
              Program Revenue Bonds, Pontiac School District, Series
              1991C, 0.000%, 6/15/08 - FSA Insured

       3,250 Michigan, General Obligation Bonds, Environmental             5/13 at 100.00        AA       3,495,505
              Protection Program, Series 2003A, 5.250%, 5/1/2021

       2,000 Muskegon Public Schools, Muskegon County, Michigan, General   5/14 at 100.00       AAA       2,108,780
              Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA
              Insured

       1,130 Novi, Michigan, General Obligation Bonds, Series 2002,       10/13 at 100.00       AAA       1,228,118
              5.250%, 10/01/15 - FSA Insured

             Okemos Public School District, Ingham County, Michigan,
             General Obligation Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                 No Opt. Call       AAA         601,120
       1,020  0.000%, 5/01/18 - MBIA Insured                                 No Opt. Call       AAA         582,655

       3,000 Southgate Community School District, Wayne County,            5/09 at 100.00       AAA       3,055,980
              Michigan, General Obligation Bonds, Series 1999, 5.000%,
              5/01/25 - FGIC Insured

       1,625 Walled Lake Consolidated School District, Oakland County,     5/14 at 100.00       AAA       1,744,308
              Michigan, General Obligation Bonds, Series 2004, 5.250%,
              5/01/22 - MBIA Insured

       1,170 Waverly Community Schools, Ingham County, Michigan, General   5/15 at 100.00       AAA       1,236,093
              Obligation Bonds, Series 2005, 5.000%, 5/01/21 - FSA
              Insured

       3,270 West Ottawa Public School District, Ottawa County,              No Opt. Call       AAA       1,965,662
              Michigan, General Obligation Refunding Bonds, Series 1992,
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, Unlimited      No Opt. Call       AAA       5,938,623
              Tax General Obligation QSBLF Bonds, Series 1996, 5.500%,
              5/01/25 - MBIA Insured

             Zeeland Public Schools, Ottawa and Allegan Counties,
             Michigan, General Obligation Bonds, Series 2005:
       1,400  5.000%, 5/01/20 - FGIC Insured                               5/15 at 100.00       AAA       1,483,552
       3,170  5.000%, 5/01/22 - FGIC Insured                               5/15 at 100.00       AAA       3,336,520
       3,350  5.000%, 5/01/25 - FGIC Insured                               5/15 at 100.00       AAA       3,502,191
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.3%

       1,655 Detroit, Michigan, Building Authority Revenue Bonds,          2/07 at 101.00         A       1,680,553
              District Court Madison Center, Series 1996A,
              6.150%, 2/01/11

             Grand Rapids Downtown Development Authority, Michigan, Tax
             Increment Revenue Bonds, Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured                                 No Opt. Call       AAA       2,386,298
       3,295  0.000%, 6/01/18 - MBIA Insured                                 No Opt. Call       AAA       1,875,152
       1,650  6.875%, 6/01/24 - MBIA Insured                              12/05 at 101.00       AAA       1,671,252

         250 Michigan Municipal Bond Authority, Wayne County, Local       12/05 at 100.00       AAA         250,310
              Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

       4,400 Michigan State Building Authority, Revenue Bonds,            10/15 at 100.00       AAA       4,571,864
              Facilities Program, Series 2005II, 5.000%, 10/15/30 -
              AMBAC Insured

----
33

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Michigan State Building Authority, Revenue Bonds,
             Facilities Program, Series 2001I:
 $     2,720  5.500%, 10/15/19                                            10/11 at 100.00       AA- $     2,956,069
       5,000  5.000%, 10/15/24                                            10/11 at 100.00       AA-       5,191,350

       2,000 Michigan State Building Authority, Revenue Refunding Bonds,  10/13 at 100.00       AAA       2,107,900
              Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA
              Insured

       6,000 Michigan House of Representatives, Certificates of              No Opt. Call       AAA       2,590,380
              Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.3%

       3,000 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/08 at 101.00       AAA       3,080,430
              Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 16.2%

       1,195 Carman-Ainsworth Community School District, Genesee County,   5/12 at 100.00       AAA       1,317,452
              Michigan, General Obligation Bonds, Series 2002, 5.500%,
              5/01/19 (Pre-refunded to 5/01/12) - FGIC Insured

         185 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA         195,987
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       1,000 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00       AAA       1,103,140
              General Obligation Bonds, Series 2002A, 5.375%, 5/01/24
              (Pre-refunded to 5/01/13) - FGIC Insured

             Detroit City School District, Wayne County, Michigan,
             Unlimited Tax School Building and Site Improvement Bonds,
             Series 2001A:
       2,000  5.500%, 5/01/21 (Pre-refunded to 5/01/12) - FSA Insured      5/12 at 100.00       AAA       2,204,940
         250  5.125%, 5/01/31 (Pre-refunded to 5/01/12) - FSA Insured      5/12 at 100.00       AAA         270,303

       2,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA       2,747,850
              Series 1999A, 5.875%, 7/01/27 (Pre- refunded to 1/01/10) -
              FGIC Insured

       6,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA       7,730,060
              Residual Option Long Series II-R-103, 8.350%, 7/01/20 (IF)
              (Pre-refunded to 1/01/10)

       2,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    1/10 at 101.00       AAA       2,189,240
              Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
              1/01/10) - FGIC Insured

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00       AAA       1,086,620
              Michigan, Unlimited Tax General Obligation School Building
              and Site Bonds, Series 2000, 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00     AA***       4,115,288
              Spectrum Health, Series 2001A, 5.500%, 1/15/31
              (Pre-refunded to 7/15/11)

       2,000 Macomb Township Building Authority, Macomb County,            4/08 at 101.00       AAA       2,136,300
              Michigan, General Obligation Bonds, Series 2000, 6.000%,
              4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

       1,500 Michigan, Certificates of Participation, Series 2000,         6/10 at 100.00       AAA       1,624,755
              5.500%, 6/01/20 (Pre-refunded to 6/01/10) - AMBAC Insured

       1,220 Michigan, Certificates of Participation, New Center           9/11 at 100.00       AAA       1,323,297
              Development Inc., Series 2001, 5.375%, 9/01/21
              (Pre-refunded to 9/01/11) - MBIA Insured

       5,000 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00       AAA       5,517,900
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.125%, 11/15/26 (Pre-refunded to 11/15/09)

          75 Michigan South Central Power Agency, Power Supply System        No Opt. Call     A3***          83,326
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       2,000 Michigan State Trunk Line, Fund Bonds, Series 2001A,         11/11 at 100.00       AAA       2,144,500
              5.000%, 11/01/25 (Pre-refunded to 11/01/11) - FSA Insured

       1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00       AAA       1,348,250
              Counties, Michigan, General Obligation Bonds, Series
              2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC
              Insured

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph          5/06 at 37.24       AAA       2,572,360
              Counties, Michigan, General Obligation Bonds, Series 1991,
              0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured

----
34

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.2%

 $     1,000 Lansing Board of Water and Light, Michigan, Steam and         7/13 at 100.00       AAA $     1,054,600
              Electric Utility System Revenue Bonds, Series 2003A,
              5.000%, 7/01/21 - FSA Insured

       1,000 Michigan Public Power Agency, Revenue Bonds, Combustion       1/12 at 100.00       AAA       1,058,590
              Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC
              Insured

         925 Michigan South Central Power Agency, Power Supply System        No Opt. Call        A3       1,002,376
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A3       3,429,030
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       1,000 Monroe County Economic Development Corporation, Michigan,       No Opt. Call       AAA       1,293,920
              Collateralized Limited Obligation Revenue Refunding Bonds,
              Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 -
              FGIC Insured

       4,000 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA       2,465,640
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 9.8%

       4,455 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,      No Opt. Call       AAA       2,404,809
              Series 1999A, 0.000%, 7/01/19 - FGIC Insured

       3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System       7/11 at 100.00       AAA       3,096,210
              Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Detroit, Michigan, Senior Lien Water Supply System Revenue
             Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                               7/11 at 100.00       AAA       2,557,950
       3,000  5.500%, 7/01/33 - FGIC Insured                               7/11 at 101.00       AAA       3,244,080

       5,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00       AAA       5,216,750
              Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

       1,625 Lansing, Michigan, Sewerage Disposal System Revenue Bonds,    5/14 at 100.00       AAA       1,708,683
              Series 2003, 5.000%, 5/01/21 - FGIC Insured

       4,055 Michigan Municipal Bond Authority, Drinking Water Revolving  10/14 at 100.00       AAA       4,266,184
              Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24

       1,500 Michigan Municipal Bond Authority, Clean Water Revolving     10/15 at 100.00       AAA       1,591,440
              Fund Revenue Bonds, Series 2005, 5.000%, 10/01/22
-------------------------------------------------------------------------------------------------------------------
 $   253,125 Total Long-Term Investments (cost $230,729,801) - 99.4%                                    243,895,385
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                         1,593,299
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   245,488,684
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
35

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

 $     3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $     2,127,081
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.5%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-       3,064,110
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Products Company Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-       8,698,995
              Revenue Bonds, Procter and Gamble Inc., Series 1999,
              5.200%, 3/15/29 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.8%

             Curators of the University of Missouri, System Facilities
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 11/01/21                                            11/13 at 100.00        AA       1,057,740
       1,200  5.000%, 11/01/31                                            11/13 at 100.00        AA       1,238,352

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00       Aaa       1,084,020
              Corporation, Missouri, Leasehold Revenue Bonds, Junior
              College District of Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       4,190 Missouri Higher Education Loan Authority, Subordinate Lien    2/06 at 100.00        A2       4,260,643
              Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09
              (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AAA       1,130,270
              Revenue Bonds, Washington University, Series 2001A,
              5.500%, 6/15/16

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Maryville University of St. Louis, Series
             1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2       1,028,330
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2       1,796,165

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R       1,106,094
              Revenue Bonds, Barstow School, Series 1998, 5.250%,
              10/01/23

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1         947,610
              Revenue Bonds, Stephens College, Series 1999, 6.000%,
              6/01/24

       1,100 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2       1,169,751
              Revenue Bonds, Maryville University of St. Louis, Series
              2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa       1,469,616
              Revenue Bonds, Webster University, Series 2001, 5.500%,
              4/01/18 - MBIA Insured

             St. Louis County Industrial Development Authority,
             Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
             Series 1992:
         550  7.625%, 12/01/09 (Alternative Minimum Tax)                  12/05 at 100.00       N/R         551,100
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                  12/05 at 100.00       N/R       1,015,200
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                  12/05 at 100.00       N/R         508,100

       2,060 Southeast Missouri State University, System Facilities        4/11 at 100.00       Aaa       2,114,652
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 9.4%

       1,250 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00      BBB+       1,286,263
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/29

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA       1,046,750
              Revenue Bonds, St. Luke's Health System, Series 2001,
              5.250%, 12/01/26 - FSA Insured

       1,000 Missouri Health and Educational Facilities Authority,         5/13 at 100.00        AA       1,035,360
              Revenue Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

       2,750 Missouri Health and Educational Facilities Authority,         2/14 at 100.00      BBB+       2,881,285
              Revenue Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34

       1,000 Missouri Health and Educational Facilities Authority,         5/15 at 100.00        AA       1,037,370
              Revenue Bonds, BJC Health System, Series 2005A, 5.000%,
              5/15/22

----
36

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Healthcare (continued)

               Missouri Health and Educational Facilities Authority,
               Revenue Bonds, Freeman Health System, Series 1998:
 $     1,500    5.250%, 2/15/18                                              2/08 at 102.00      BBB+ $     1,525,500
       1,300    5.250%, 2/15/28                                              2/08 at 102.00      BBB+       1,302,561

         500   Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+         501,245
                Revenue Bonds, Capital Region Medical Center, Series 1998,
                5.250%, 11/01/23

               Missouri Health and Educational Facilities Authority,
               Revenue Bonds, St. Anthony's Medical Center, Series 2000:
       1,220    6.250%, 12/01/12                                            12/10 at 101.00         A       1,346,172
       2,000    6.250%, 12/01/30                                            12/10 at 101.00         A       2,131,920

               Missouri Health and Educational Facilities Authority,
               Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
       2,650    0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call       AAA       1,570,205
       4,740    0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call       AAA       2,290,652
       6,300    0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call       AAA       2,888,235

       1,000   New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA       1,034,280
                Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880   Taney County Industrial Development Authority, Missouri,      5/08 at 101.00       BBB       2,933,165
                Hospital Revenue Bonds, Skaggs Community Hospital
                Association, Series 1998, 5.400%, 5/15/28
---------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 6.8%

       1,320   Clay County Industrial Development Authority, Missouri,       7/13 at 105.00       AAA       1,426,247
                GNMA Multifamily Housing Revenue Bonds, Oak Creek
                Apartments, Series 2002, 6.125%, 7/20/25 (Alternative
                Minimum Tax)

       2,545   Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R       2,587,272
                Housing Revenue Bonds, Mansion Apartments II, Series 1999,
                6.125%, 4/01/22 (Alternative Minimum Tax)

               Missouri Housing Development Commission, GNMA
               Collateralized Multifamily Housing Revenue Bonds, JB Hughes
               Apartments I and II, Series 2002G:
         265    6.200%, 5/20/19                                              5/12 at 105.00       Aaa         278,984
         975    6.300%, 5/20/37                                              5/12 at 105.00       Aaa       1,031,160

       1,805   St. Louis County Industrial Development Authority,            1/09 at 105.00       AAA       1,843,789
                Missouri, GNMA Collateralized Subordinate Lien Housing
                Revenue Refunding Bonds, Southfield and Oak Forest II
                Apartments, Series 2002A, 5.200%, 1/20/36

       9,105   St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA       9,623,257
                Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue
                Bonds, Covington Manor Apartments, Series 1996A, 6.875%,
                8/20/36 (Alternative Minimum Tax)

         925   Universal City Industrial Development Authority, Missouri,    8/07 at 102.00       Aaa         954,581
                GNMA Collateralized Revenue Refunding Bonds, River Valley
                Apartments, Series 1997A, 5.900%, 2/20/37
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 2.0%

         190   Missouri Housing Development Commission, GNMA/FNMA Single     1/07 at 102.00       AAA         191,999
                Family Mortgage Revenue Bonds, Homeownership Loan Program,
                Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)

          55   Missouri Housing Development Commission, GNMA/FNMA Single     3/07 at 105.00       AAA          55,347
                Family Mortgage Revenue Bonds, Homeownership Loan Program,
                Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         165   Missouri Housing Development Commission, Single Family        3/06 at 105.00       AAA         166,416
                Mortgage Revenue Bonds, Homeownership Loan Program, Series
                1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

               Missouri Housing Development Commission, GNMA Single Family
               Remarketed Mortgage Revenue Bonds, Homeownership Loan
               Program, Series 1995B:
         390    6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         391,950
         315    6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA         316,997

         130   Missouri Housing Development Commission, Single Family        9/06 at 105.00       AAA         131,114
                Mortgage Revenue Bonds, Homeownership Loan Program, Series
                1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

         165   Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA         172,631
                Mortgage Revenue Bonds, Homeownership Loan Program, Series
                1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

----
37

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       420 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA $       426,888
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)

         270 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA         272,543
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)

       3,000 Missouri Housing Development Commission, Single Family        9/14 at 100.00       AAA       3,181,590
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 8.9%

       1,000 Cole County Industrial Development Authority, Missouri,       2/14 at 100.00       N/R       1,034,610
              Revenue Bonds, Lutheran Senior Services - Heisinger
              Project, Series 2004, 5.500%, 2/01/35

       4,250 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00       N/R       3,953,775
              Retirement Center Revenue Refunding and Improvement Bonds,
              Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       2/06 at 102.00       N/R       1,021,720
              Health Facilities Revenue Bonds, John Knox Village, Series
              1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00       N/R       5,286,050
              Health Facilities Revenue Bonds, John Knox Village, Series
              1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00       N/R       1,587,690
              Health Facilities Revenue Bonds, John Knox Village, Series
              2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2       1,336,901
              Revenue Bonds, Lutheran Home for the Aged, Series 2001A,
              5.600%, 11/01/21

       3,500 Missouri Health and Educational Facilities Authority,         2/07 at 102.00       N/R       3,615,360
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.875%, 2/01/23

       1,800 St. Louis County Industrial Development Authority,            9/06 at 102.00       N/R       1,851,552
              Missouri, Revenue Refunding Bonds, Friendship Village of
              West County, Series 1996A, 6.250%, 9/01/10

       2,425 St. Louis County Industrial Development Authority,            2/06 at 104.00       AAA       2,531,555
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mother of Perpetual Help Residence Inc.,
              Series 1995, 6.250%, 8/01/28

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00       AAA       1,251,348
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mary, Queen and Mother Association, Series
              2001, 5.400%, 9/20/34
-------------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sugar Creek, Missouri, Industrial Development Revenue         6/13 at 101.00       BBB       1,032,340
              Bonds, Lafarge North America Inc., Series 2003A, 5.650%,
              6/01/37 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 14.0%

       1,500 Branson Reorganized School District R-4, Taney County,        3/15 at 100.00       AAA       1,569,450
              Missouri, General Obligation Bonds, Series 2005, 5.000%,
              3/01/25 - FSA Insured

       1,465 Camdenton Reorganized School District R3, Camden County,      3/12 at 100.00       AAA       1,581,468
              Missouri, General Obligation Bonds, Series 2004, 5.250%,
              3/01/24 - FSA Insured

       1,500 Camdenton Reorganized School District R3, Camden County,        No Opt. Call       AAA       1,620,225
              Missouri, General Obligation Bonds, Series 2005, 5.250%,
              3/01/24 - FSA Insured

       2,000 Cass County Reorganized School District R-II, Raymore and     3/12 at 100.00       AAA       2,136,060
              Peculiar, Missouri, General Obligation Bonds, Series 2002,
              5.250%, 3/01/20 - FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AA+         574,765
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

       1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AAA       1,339,520
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

       1,000 Greene County Reorganized School District R8, Missouri,       3/12 at 100.00       AAA       1,068,030
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

       2,500 Hickman Mills C-1 School District, Jackson County,            3/13 at 100.00       AAA       2,639,925
              Missouri, General Obligation Bonds, Series 2003, 5.000%,
              3/01/21 - FSA Insured

       1,000 Jackson County School District R-7, Lees Summit, Missouri,    3/12 at 100.00       AAA       1,071,060
              General Obligation Refunding and Improvement Bonds, Series
              2002, 5.250%, 3/01/18 - FSA Insured

----
38

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $     1,450   Jackson County Reorganized School District R-7, Lees          3/14 at 100.00       Aaa $     1,525,458
                Summit, Missouri, General Obligation Bonds, Series 2004,
                5.000%, 3/01/21 - MBIA Insured

       1,000   Jefferson City School District, Missouri, General               No Opt. Call       Aa2       1,111,890
                Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000   Kansas City, Missouri, General Obligation Bonds, Series       2/14 at 100.00        AA       3,146,370
                2004F, 5.000%, 2/01/24

       1,000   Pevely, Missouri, General Obligation Bonds, Series 2004,      3/13 at 100.00        AA       1,050,640
                5.250%, 3/01/24 - RAAI Insured

       2,275   Platte County Reorganized School District R3, Missouri,       3/14 at 100.00       AAA       2,403,128
                General Obligation Bonds, Series 2004, 5.000%, 3/01/20 -
                MBIA Insured

         750   Polk County R-1 School District, Bolivar, Missouri, General   3/10 at 100.00       AA+         811,605
                Obligation Bonds, Missouri Direct Deposit Program, Series
                2000, 5.700%, 3/01/20

       1,345   St. Louis County Pattonville School District R3, Missouri,      No Opt. Call       AAA       1,591,512
                General Obligation Bonds, Series 2000, 6.500%, 3/01/14 -
                FGIC Insured

       1,900   St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00       AAA       2,049,492
                General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                FSA Insured

       1,605   St. Louis Board of Education, Missouri, General Obligation    4/13 at 100.00       AAA       1,698,026
                Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA
                Insured

               Springfield School District R12, Missouri, General
               Obligation Bonds, Series 2003:
       2,875    5.125%, 3/01/20 - FGIC Insured                               3/13 at 100.00       AAA       3,069,235
       3,000    5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00       AAA       3,164,640
       1,500    5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00       AAA       1,578,195
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 18.6%

         760   Brentwood, Missouri, Tax Increment Refunding Bonds,           4/09 at 100.00        AA         770,800
                Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI
                Insured

       1,290   Cape Girardeau County Building Corporation, Missouri,         3/16 at 100.00       AAA       1,403,494
                Leasehold Revenue Bonds, Reorganized School District R-02,
                Jackson R-II School District High School Project, Series
                2005, 5.250%, 3/01/21 - MBIA Insured

       1,875   Christian County Public Building Corporation, Missouri,       6/10 at 100.00        AA       1,996,181
                Leasehold Revenue Bonds, Justice Center Project, Series
                2000, 5.450%, 6/01/15 - RAAI Insured

       1,035   Dunklin County, Missouri, Certificates of Participation,     12/14 at 100.00       AAA       1,113,008
                Series 2004, 5.000%, 12/01/19 - FGIC Insured

       2,745   Fenton, Missouri, Tax Increment Refunding and Improvement    10/12 at 100.00       N/R       2,810,825
                Revenue Bonds, Gravois Bluffs Redevelopment Project,
                Series 2002, 6.125%, 10/01/21

       3,000   Harrisonville, Missouri, Lease Participation Certificates,   12/13 at 100.00       AAA       3,121,350
                Series 2003, 5.000%, 12/01/22 - XLCA Insured

       3,490   Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R       3,638,918
                Levee District Improvement Bonds, Series 1999, 5.850%,
                3/01/19

       3,885   Missouri Association of Rural Education, Pulaski County,      3/09 at 100.00       AAA       4,057,300
                Certificates of Participation, Waynesville School District
                R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured

       1,500   Missouri Development Finance Board, Kansas City,              4/10 at 100.00       AAA       1,621,620
                Infrastructure Facilities Revenue Bonds, Midtown
                Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                MBIA Insured

       4,000   Missouri Development Finance Board, Independence,             4/11 at 100.00        A+       4,099,640
                Infrastructure Facilities Revenue Bonds, Santa Fe
                Redevelopment Project, Series 2001, 5.250%, 4/01/23

       2,000   Missouri Development Finance Board, Infrastructure            3/10 at 100.00       N/R       2,036,300
                Facilities Revenue Bonds, Riverside-Quindaro Bend Levee
                District L-385, Series 2001, 5.800%, 3/01/20

       1,920   Missouri Development Finance Board, Infrastructure            6/15 at 100.00      BBB+       1,927,200
                Facilities Revenue Bonds, Branson Landing Project, Series
                2005A, 5.000%, 6/01/35

         450   Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA         489,906
                Missouri, Levee District Improvement Bonds, Series 1999,
                5.750%, 3/01/19 - MBIA Insured

       1,705   O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa       1,834,000
                2002, 5.250%, 2/01/15 - MBIA Insured

         500   Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00      BBB+         527,230
                Transportation Authority, Series 1996Y, 5.500%, 7/01/36

----
39

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       BBB $     3,324,090
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       1,170 Riverside, Missouri, L-385 Levee Redevelopment Plan Tax       5/15 at 100.00       BBB       1,194,792
              Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

         600 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00       N/R         595,068
              Increment Bonds, Shoppes at North Village Project, Series
              2005A, 5.500%, 11/01/27

       1,000 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00       N/R         991,780
              Increment Bonds, Shoppes at North Village Project, Series
              2005B, 5.500%, 11/01/27

       1,240 St. Louis Municipal Finance Corporation, Missouri,            2/12 at 100.00       Aaa       1,364,967
              Leasehold Revenue Bonds, Carnahan Courthouse, Series
              2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 St. Louis Regional Convention and Sports Complex Authority,   8/07 at 100.00       AAA       1,799,385
              Missouri, Lease Revenue Refunding Bonds, Series 1997C,
              5.300%, 8/15/20 - AMBAC Insured

       2,950 Springfield Public Building Corporation, Missouri, Lease      6/10 at 100.00       AAA       3,242,670
              Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
              6.125%, 6/01/21 - AMBAC Insured

       2,500 Springfield Public Building Corporation, Missouri, Lease      3/14 at 100.00       Aaa       2,601,825
              Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured

       1,945 Springfield Center City Development Corporation, Missouri,    6/12 at 100.00       Aaa       2,000,958
              Lease Revenue Bonds, Jordan Valley Park Exposition Center,
              Series 2002A, 5.000%, 6/01/27 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 9.1%

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA       2,037,360
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

       5,000 St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00       AAA       5,133,250
              Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Refunding Bonds,
             Series 2003A:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00       AAA       3,707,473
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00       AAA       1,070,590

             St. Louis, Missouri, Airport Revenue Bonds, Lambert-St.
             Louis International Airport, Series 2005:
       3,320  5.000%, 7/01/22 - MBIA Insured                               7/15 at 100.00       AAA       3,467,707
       2,395  5.000%, 7/01/23 - MBIA Insured                               7/15 at 100.00       AAA       2,495,853

             St. Louis Land Clearance Redevelopment Authority, Missouri,
             Revenue Refunding and Improvement Bonds, LCRA Parking
             Facilities, Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R       1,068,020
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R       2,552,952

       2,250 St. Louis, Missouri, Revenue Refunding Bonds, Parking        12/06 at 102.00       AAA       2,334,780
              Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 6.5%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00    N/R***       2,368,814
              Revenue Bonds, City Hall and Fire Station Improvement
              Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to
              11/01/06)

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa       3,090,645
              Revenue Bonds, Series 1983, 0.000%, 12/01/14

       1,025 Excelsior Springs School District, Missouri, Leasehold          No Opt. Call       AAA         728,949
              Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa         151,272
              Bonds, Series 1984, 0.000%, 3/01/16

             Mehlville School District R-9, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 (Pre-refunded to 9/01/12) - FSA Insured      9/12 at 100.00       AAA       1,409,984
       1,000  5.500%, 9/01/18 (Pre-refunded to 9/01/12) - FSA Insured      9/12 at 100.00       AAA       1,105,870

       1,895 Missouri Health and Educational Facilities Authority,           No Opt. Call       Aaa       2,272,579
              Revenue Bonds, BJC Health System, Series 1994A, 6.750%,
              5/15/14

----
40

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** (continued)

 $     3,750   Missouri Health and Educational Facilities Authority,         2/06 at 102.00    N/R*** $     3,844,500
                Revenue Bonds, Lutheran Senior Services, Series 1996A,
                6.375%, 2/01/27 (Pre-refunded to 2/01/06)

       1,000   Missouri Health and Educational Facilities Authority,         1/10 at 100.00     AA***       1,085,580
                Revenue Bonds, Central Institute for the Deaf, Series
                1999, 5.850%, 1/01/22 (Pre-refunded to 1/01/10) - RAAI
                Insured

         950   Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00    N/R***       1,087,779
                County Memorial Hospital, Series 2000, 7.250%, 6/15/25
                (Pre-refunded to 6/15/10)
------------------------------------------------------------------------------------------------------------------------
               Utilities - 4.9%

       2,710   Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA       2,799,295
                Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,195   Nixa, Missouri, Electric System Revenue Bonds, Series 2005,   4/13 at 100.00       AAA       1,229,273
                5.000%, 4/01/25 - XLCA Insured

       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       1,052,820
                Series 2002II, 5.125%, 7/01/26 - FSA Insured

       2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA       2,228,740
                Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       2,000   Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call       AAA       2,175,200
                1992, 6.200%, 6/01/10 - MBIA Insured

       3,030   Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA       3,498,105
                Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 4.9%

       1,825   Kansas City, Missouri, Sewerage System Revenue Bonds,         1/12 at 100.00        AA       1,960,324
                Series 2002D-1, 5.375%, 1/01/22

       3,385   Metropolitan St. Louis Sewerage District, Missouri, Revenue   5/14 at 100.00       AAA       3,578,961
                Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
                MBIA Insured

       1,635   Missouri Environmental Improvement and Energy Resources       4/09 at 100.00        AA       1,733,198
                Authority, Water Facility Revenue Refunding Bonds,
                Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 -
                RAAI Insured

       1,600   Missouri Development Finance Board, Independence,            11/14 at 100.00       AAA       1,673,136
                Infrastructure Facilities Revenue Bonds, Water System
                Improvement Projects, Series 2004, 5.000%, 11/01/24 -
                AMBAC Insured

       1,000   Missouri Environmental Improvement and Energy Resources       7/15 at 100.00       Aaa       1,054,080
                Authority, Water Pollution Control and Drinking Water
                Revenue Bonds, State Revolving Fund Program, Series 2005A,
                5.000%, 7/01/25

               St. Charles County Public Water Supply District 2,
               Missouri, Certificates of Participation, Series 2002A:
         750    5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00       Aaa         771,320
       1,000    5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00       Aaa       1,053,300

       1,000   West Plains, Missouri, Sewerage System Revenue Bonds,         7/12 at 100.00       AAA       1,073,820
                Series 2004, 5.125%, 7/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------
 $   256,780   Total Long-Term Investments (cost $247,521,165) - 98.6%                                    258,993,988
------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.4%                                                         3,621,692
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   262,615,680
               -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
41

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

 $     6,830 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $     6,922,342
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.8%

       4,090 Cleveland State University, Ohio, General Receipts Bonds,     6/13 at 100.00       AAA       4,295,482
              Series 2003A, 5.000%, 6/01/23 - FGIC Insured

       1,200 Ohio Higher Educational Facilities Commission, Revenue        9/06 at 101.00       Ba1       1,218,948
              Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities Commission, Revenue        5/07 at 102.00       AAA       5,221,950
              Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 -
              MBIA Insured

       1,000 Ohio Higher Educational Facilities Commission, Revenue       12/10 at 101.00       AAA       1,079,000
              Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30
              - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, Wittenberg University, Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00      Baa1       1,264,128
       2,000  5.000%, 12/01/26                                            12/11 at 100.00      Baa1       2,018,060

       2,730 Ohio Higher Educational Facilities Commission, Revenue       11/14 at 100.00        AA       2,878,512
              Bonds, Denison University, Series 2004, 5.000%, 11/01/20

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, University of Dayton, Series 2004:
       1,315  5.000%, 12/01/25 - AMBAC Insured                            12/14 at 100.00       AAA       1,369,651
       1,060  5.000%, 12/01/27 - AMBAC Insured                            12/14 at 100.00       AAA       1,099,273

         910 Ohio Higher Education Facilities Commission, Revenue Bonds,     No Opt. Call       AA-       1,107,270
              Case Western Reserve University, Series 1990B, 6.500%,
              10/01/20

       3,000 Ohio Higher Education Facilities Commission, Revenue Bonds,  10/12 at 100.00       AA-       3,275,670
              Case Western Reserve University, Series 2002B, 5.500%,
              10/01/22

       1,750 Ohio Higher Education Facilities Commission, General         10/13 at 100.00        AA       1,833,108
              Revenue Bonds, Oberlin College, Series 2003, 5.125%,
              10/01/24

             Ohio Higher Education Facilities Commission, General
             Revenue Bonds, Case Western Reserve University, Series
             2004A:
       2,310  5.000%, 12/01/16 - AMBAC Insured                            12/13 at 100.00       AAA       2,456,292
       2,825  5.000%, 12/01/17 - AMBAC Insured                            12/13 at 100.00       AAA       2,993,992
       2,975  5.000%, 12/01/18 - AMBAC Insured                            12/13 at 100.00       AAA       3,140,529

             Ohio Higher Education Facilities Commission, Revenue Bonds,
             Wittenburg University, Series 2005:
       1,000  5.000%, 12/01/24                                            12/15 at 100.00      Baa1       1,008,230
       1,000  5.000%, 12/01/29                                            12/15 at 100.00      Baa1         997,920

             Ohio University at Athens, Subordinate Lien General
             Receipts Bonds, Series 2004:
       1,855  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       AAA       1,954,094
       1,900  5.000%, 12/01/23 - MBIA Insured                              6/14 at 100.00       AAA       1,990,440

       2,000 University of Cincinnati, Ohio, General Receipts Bonds,       6/11 at 101.00       AAA       2,140,920
              Series 2001A, 5.250%, 6/01/24 - FGIC Insured

       1,675 University of Cincinnati, Ohio, General Receipts Bonds,       6/14 at 100.00       AAA       1,762,033
              Series 2004A, 5.000%, 6/01/21 - AMBAC Insured

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2004D:
       1,325  5.000%, 6/01/24 - AMBAC Insured                              6/14 at 100.00       AAA       1,383,274
       1,005  5.000%, 6/01/26 - AMBAC Insured                              6/14 at 100.00       AAA       1,047,029

       1,025 University of Cincinnati, Ohio, General Receipts Bonds,      12/14 at 100.00       AAA       1,080,832
              Series 2004E, 5.000%, 6/01/21 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.8%

       7,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00      Baa1       7,109,270
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.375%, 11/15/24

       1,065 Akron, Bath and Copley Joint Township Hospital District,     11/13 at 100.00       Aaa       1,126,674
              Ohio, Hospital Revenue Bonds, Children's Hospital Medical
              Center, Series 2003, 5.250%, 11/15/25 - FSA Insured

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and         2/07 at 102.00       AAA       1,043,570
              Improvement Bonds, MetroHealth System, Series 1997,
              5.625%, 2/15/17 - MBIA Insured

----
42

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Healthcare (continued)

 $     4,400   Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland     7/13 at 100.00       Aa3 $     4,822,972
                Clinic Health System, Series 2003A, 6.000%, 1/01/32

       2,500   Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/12 at 101.00         A       2,597,925
                Firelands Regional Medical Center, Series 2002A, 5.625%,
                8/15/32

               Franklin County, Ohio, Hospital Revenue Refunding and
               Improvement Bonds, Children's Hospital Project, Series
               1996A:
       1,575    5.750%, 11/01/15                                            11/06 at 101.00       Aa2       1,611,288
       5,275    5.875%, 11/01/25                                            11/06 at 101.00       Aa2       5,386,408

         965   Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross     6/06 at 102.00       AA-         993,853
                Health System Corporation, Series 1996, 5.800%, 6/01/16

       2,000   Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       2,056,780
                and Improvement Bonds, Upper Valley Medical Center, Series
                1996A, 6.250%, 5/15/16

       4,205   Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       4,326,945
                and Improvement Bonds, Upper Valley Medical Center, Series
                1996C, 6.250%, 5/15/13

       4,000   Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00       AAA       4,274,280
                Refunding Bonds, Southwest General Hospital, Series 1995,
                5.625%, 8/15/15 - FSA Insured

               Montgomery County, Ohio, Hospital Facilities Revenue
               Refunding and Improvement Bonds, Kettering Medical Center,
               Series 1996:
       1,500    5.625%, 4/01/16 - MBIA Insured                               4/06 at 102.00       AAA       1,540,620
       7,000    6.250%, 4/01/20 - MBIA Insured                                 No Opt. Call       AAA       8,421,350

       9,500   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00         A      10,401,265
                Kettering Medical Center, Series 1999, 6.750%, 4/01/22

       7,390   Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00        AA       7,814,482
                Initiatives, Series 2001, 5.375%, 9/01/21

       2,520   Montgomery County, Ohio, Revenue Bonds, Catholic Health         No Opt. Call        AA       2,566,192
                Initiatives, Series 2004A, 5.000%, 5/01/32

       1,250   Parma Community General Hospital Association, Ohio,          11/08 at 101.00        A-       1,290,800
                Hospital Revenue Refunding and Improvement Bonds, Series
                1998, 5.350%, 11/01/18

       2,000   Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-       2,174,960
                Improvement Bonds, MedCentral Health System Obligated
                Group, Series 2000B, 6.375%, 11/15/22

       1,200   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00        AA       1,234,056
                Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
                RAAI Insured
---------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 2.5%

       1,075   Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00       N/R         983,421
                Church of God Retirement Home, Series 1998, 6.250%,
                11/01/30 (Alternative Minimum Tax)

          80   Franklin County, Ohio, GNMA Collateralized Mortgage Revenue  10/07 at 103.00       Aaa          82,274
                Bonds, Columbus Properties Project, Series 1997, 5.600%,
                4/20/39 (Alternative Minimum Tax)

       3,045   Franklin County, Ohio, GNMA Collateralized Multifamily        9/11 at 102.00       Aaa       3,152,915
                Housing Mortgage Revenue Bonds, Carriage House Apartments
                Project, Series 2002, 5.400%, 3/20/37

       2,705   Henry County, Ohio, GNMA Collateralized Healthcare Facility   8/09 at 102.00       AAA       2,907,767
                Revenue Bonds, Alpine Village Project, Series 1999,
                6.375%, 2/20/41

       6,315   Ohio Capital Corporation for Housing, FHA-Insured Section 8   2/09 at 102.00       Aa2       6,646,980
                Assisted Mortgage Loan Revenue Refunding Bonds, Series
                1999G, 5.950%, 2/01/23
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 2.2%

         650   Ohio Housing Finance Agency, GNMA Mortgage-Backed             7/09 at 100.00       Aaa         653,114
                Securities Program Residential Mortgage Revenue Bonds,
                Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       2,090   Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa       2,130,107
                Securities Program Residential Mortgage Revenue Bonds,
                Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       2,245   Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa       2,309,117
                Securities Program Residential Mortgage Revenue Bonds,
                Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

----
43

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Housing/Single Family (continued)

 $     2,165   Ohio Housing Finance Agency, GNMA Mortgage-Backed             3/08 at 101.50       AAA $     2,219,493
                Securities Program Residential Mortgage Revenue Bonds,
                Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax)
                - FSA Insured

       4,595   Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa       4,699,398
                Securities Program Residential Mortgage Remarketed Revenue
                Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative
                Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Industrials - 0.9%

       2,300   Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R       2,325,806
                Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18
                (Alternative Minimum Tax)

         410   Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/15 at 100.00       N/R         408,364
                Revenue Bonds, Bond Fund Program - Columbia National Group
                Project, Series 2005D, 5.000%, 5/15/20 (Alternative
                Minimum Tax)

               Ohio, Economic Development Revenue Bonds, Enterprise Bond
               Fund Loan Pool, Series 2002-4:
         500    5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00       AA-         515,185
         675    5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00       AA-         709,088

       1,020   Ohio, Economic Development Revenue Bonds, Enterprise Bond       No Opt. Call       AA-       1,066,808
                Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22
                (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 1.5%

       3,120   Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   5/06 at 102.00       Aa2       3,187,392
                Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

       2,000   Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   7/12 at 100.00        AA       2,052,140
                Presbyterian Retirement Services, Series 2002A, 5.125%,
                7/01/22 - RAAI Insured

         460   Franklin County, Ohio, FHA-Insured Hospital Revenue           2/06 at 100.00       N/R         460,948
                Refunding Mortgage Loan Bonds, Worthington Christian
                Village Nursing Home, Series 1992, 7.000%, 8/01/16

       1,250   Hamilton, Ohio, Healthcare Facilities Revenue Bonds, Twin    10/08 at 101.00       BBB       1,254,225
                Towers, Series 1998A, 5.125%, 10/01/23

       1,570   Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage    3/06 at 101.00       Aa2       1,589,264
                Revenue Refunding Bonds, Lutheran Orphans and Old Folks
                Home Society, Series 1994, 6.875%, 8/01/23
---------------------------------------------------------------------------------------------------------------------
               Materials - 0.2%

       1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue        3/14 at 101.00        A+       1,002,970
                Bonds, Cargill Inc., Series 2004A, 4.800%, 3/1/2022
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 25.1%

               Adams County Valley School District, Adams and Highland
               Counties, Ohio, Unlimited Tax School Improvement General
               Obligation Bonds, Series 1995:
       6,000    7.000%, 12/01/15 - MBIA Insured                                No Opt. Call       AAA       7,233,540
       9,500    5.250%, 12/01/21 - MBIA Insured                             12/05 at 102.00       AAA       9,702,445

         600   Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA         432,012
                Counties, Ohio, School Facilities Construction and
                Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC
                Insured

         700   Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00       Aaa         756,133
                Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC
                Insured

       2,500   Buckeye Valley Local School District, Ohio, Unlimited Tax       No Opt. Call       AAA       2,932,900
                General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 -
                MBIA Insured

               Canal Winchester Local School District, Franklin and
               Fairfield Counties, Ohio, General Obligation Bonds, Series
               2005B:
       3,420    5.000%, 12/01/26 - MBIA Insured                              6/15 at 100.00       Aaa       3,582,040
       3,590    5.000%, 12/01/27 - MBIA Insured                              6/15 at 100.00       Aaa       3,751,550
       3,030    5.000%, 12/01/28 - MBIA Insured                              6/15 at 100.00       Aaa       3,161,563

       2,515   Canton City School District, Stark County, Ohio, General      6/15 at 100.00       AAA       2,682,474
                Obligation Bonds, Series 2005, 5.000%, 12/01/19 - MBIA
                Insured

       2,295   Central Ohio Solid Waste Authority, General Obligation        6/14 at 100.00       AAA       2,453,401
                Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

               Chesapeake-Union Exempt Village School District, Ohio,
               General Obligation Bonds, Series 1986:
         125    8.500%, 12/01/05                                               No Opt. Call       N/R         125,018
         125    8.500%, 12/01/06                                               No Opt. Call       N/R         130,926

----
44

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $       125   8.500%, 12/01/07                                                No Opt. Call       N/R $       136,359
         125    8.500%, 12/01/08                                               No Opt. Call       N/R         141,570
         130    8.500%, 12/01/09                                               No Opt. Call       N/R         152,185

       2,620   Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00       AAA       2,763,786
                General Obligation Bonds, Series 2004, 5.000%, 12/01/20 -
                FSA Insured

               Columbus, Franklin County, Ohio, General Obligation Bonds,
               Series 1985:
         590    9.375%, 4/15/06                                                No Opt. Call       AAA         603,145
         500    9.375%, 4/15/07                                                No Opt. Call       AAA         539,750

       1,000   Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+       1,098,130
                Various Purpose Refunding Bonds, Series 1993B, 5.250%,
                10/01/13

       1,345   Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+       1,537,577
                Bonds, Series 1993, 5.650%, 5/15/18

       2,675   Cuyahoga County, Ohio, General Obligation Bonds, Series      12/14 at 100.00       AA+       2,822,767
                2004, 5.000%, 12/01/22

               Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
       1,245    5.000%, 12/01/18 - MBIA Insured                              6/14 at 100.00       Aaa       1,325,215
       1,440    5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       Aaa       1,519,027

       1,170   Dayton, Ohio, General Obligation Bonds, Series 2004,          6/14 at 100.00       AAA       1,278,681
                5.250%, 12/01/15 - AMBAC Insured

               Delaware City School District, Delaware County, Ohio,
               Unlimited Tax General Obligation School Facilities
               Construction and Improvement Bonds, Series 1995:
       1,000    0.000%, 12/01/10 - FGIC Insured                                No Opt. Call       AAA         828,060
       1,000    0.000%, 12/01/11 - FGIC Insured                                No Opt. Call       AAA         792,920

       1,000   Fairview Park, Ohio, General Obligation Bonds, Series 2005,  12/15 at 100.00       Aaa       1,049,370
                5.000%, 12/01/25 - MBIA Insured

       1,005   Findlay, Ohio, General Obligation Bonds, Series 2004,         7/14 at 100.00       AAA       1,099,701
                5.250%, 7/01/15 - MBIA Insured

       4,040   Franklin County, Ohio, Limited Tax General Obligation        12/08 at 102.00       AAA       4,316,174
                Refunding Bonds, Series 1993, 5.375%, 12/1/2020

       1,000   Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa       1,090,140
                Ohio, General Obligation School Improvement Bonds, Series
                2001, 5.500%, 12/15/18 - MBIA Insured

         420   Geauga County, Ohio, Limited Tax General Obligation, Sewer   12/05 at 102.00       Aa2         429,652
                District Improvement Bonds, Bainbridge Water Project,
                Series 1995, 6.850%, 12/01/10

       3,000   Granville Exempt Village School District, Ohio, General      12/11 at 100.00       Aa2       3,229,740
                Obligation Bonds, Series 2001, 5.500%, 12/1/2028

       3,810   Greater Cleveland Regional Transit Authority, Ohio, General  12/14 at 100.00       Aaa       4,073,385
                Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA
                Insured

       1,000   Butler County, Hamilton, Ohio, Limited Tax General           11/11 at 101.00       Aaa       1,085,610
                Obligation Bonds, One Renaissance Center Acquisition,
                Series 2001, 5.375%, 11/01/17 - AMBAC Insured

       1,270   Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00       Aaa       1,334,973
                Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
                Insured

       1,400   Kent City School District, Portage County, Ohio, General     12/14 at 100.00       AAA       1,485,932
                Obligation Library Improvement Bonds, Series 2004, 5.000%,
                12/01/20 - FGIC Insured

       1,070   Kettering, Ohio, Limited Tax General Obligation Bonds,       12/05 at 100.00       Aa3       1,073,082
                Series 1991, 6.650%, 12/01/12

         555   Lake County, Ohio, Limited Tax Sewer District Improvement       No Opt. Call       Aa2         628,493
                Bonds, Series 2000, 5.600%, 12/01/20

       3,385   Lakota Local School District, Butler County, Ohio,            6/11 at 100.00       Aaa       3,508,789
                Unlimited Tax General Obligation School Improvement and
                Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC
                Insured

               Logan County, Ohio, General Obligation Bonds, Series 1986:
         155    7.750%, 12/01/05                                               No Opt. Call        A+         155,019
         155    7.750%, 12/01/06                                               No Opt. Call        A+         161,660

         255   Lucas County, Ohio, General Obligation Bonds, Various           No Opt. Call        A1         259,001
                Improvements, Series 1992, 6.650%, 12/01/12

       1,265   Monroe Local School District, Butler County, Ohio, General      No Opt. Call       Aaa       1,483,769
                Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
                Insured

----
45

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

               Oak Hills Local School District, Hamilton County, Ohio,
               General Obligation Bonds, Series 2005:
 $     3,740    5.000%, 12/01/23 - FSA Insured                              12/15 at 100.00       AAA $     3,937,023
       1,000    5.000%, 12/01/25 - FSA Insured                              12/15 at 100.00       AAA       1,048,540

       1,000   Ohio, Common Schools Capital Facilities, General Obligation   9/11 at 100.00       AA+       1,051,290
                Bonds, Series 2001B, 5.000%, 9/15/21

       1,000   Ohio, Full Faith and Credit General Obligation                  No Opt. Call       AA+       1,104,970
                Infrastructure Improvement Bonds, Series 1994,
                6.000%, 8/01/10

       8,140   Ohio, General Obligation Higher Education Capital             2/11 at 100.00       AA+       8,516,719
                Facilities Bonds, Series 2001A, 5.000%, 2/01/20

         730   Ohio, General Obligation Bonds, Common Schools, Series        3/14 at 100.00       AA+         769,186
                2004B, 5.000%, 3/15/21

       6,055   Ohio, General Obligation Bonds, Infrastructure                2/13 at 100.00       AA+       6,371,798
                Improvements, Series 2003F, 5.000%, 2/01/22

       3,000   Ohio, General Obligation Bonds, Series 2005, 5.000%, 5/01/23  5/15 at 100.00       AA+       3,152,850

       4,035   Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA       4,127,200
                Counties, Ohio, Various Purpose Bonds, Series 1999,
                5.000%, 12/01/27

               Olentangy Local School District, Delaware and Franklin
               Counties, Ohio, General Obligation Bonds, Series 2004A:
         400    5.250%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA         431,404
       3,055    5.250%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA       3,288,035

       1,495   Otsego Local School District, Wood, Henry and Lucas          12/14 at 100.00       Aaa       1,630,821
                Counties, Ohio, General Obligation Bonds, Series 2004,
                5.375%, 12/01/22 - FSA Insured

       3,315   South Point Local School District, Lawrence County, Ohio,    12/14 at 100.00       AAA       3,475,347
                General Obligation Bonds, Series 2004, 5.000%, 12/01/24 -
                FSA Insured

       3,500   Springfield City School District, Clark County, Ohio,        12/11 at 102.00       Aaa       3,768,975
                General Obligation Bonds, Series 2001, 5.200%, 12/01/23 -
                FGIC Insured

       1,500   Strongsville, Ohio, General Obligation Bonds, Series 2001,   12/11 at 100.00       Aaa       1,577,790
                5.000%, 12/01/21 - FGIC Insured

          30   Strongsville, Ohio, Limited Tax General Obligation Various   12/06 at 102.00       Aa2          31,323
                Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

       1,185   Sugarcreek Local School District, Athens County, Ohio,       12/13 at 100.00       Aaa       1,279,693
                General Obligation Bonds, Series 2003, 5.250%, 12/01/24 -
                MBIA Insured

       1,315   Summit County, Ohio, General Obligation Refunding Bonds,        No Opt. Call       AAA       1,508,581
                Series 2002R, 5.500%, 12/01/21 - FGIC Insured

       2,290   Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa       2,389,798
                Facilities Construction and Improvement Bonds, Series
                2001, 5.000%, 12/01/24 - FGIC Insured

       3,755   Toledo City School District, Lucas County, General           12/13 at 100.00       Aaa       3,958,671
                Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC
                Insured

       1,500   Upper Arlington City School District, Ohio, General           6/15 at 100.00       AAA       1,596,255
                Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
                Insured

               West Chester Township, Butler County, Ohio, General
               Obligation Bonds, Series 2003:
       1,365    5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00       Aaa       1,475,046
       1,515    5.250%, 12/01/21 - MBIA Insured                             12/13 at 100.00       Aaa       1,637,139

       2,000   Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA       2,054,640
                Counties, Ohio, Various Purpose General Obligation Bonds,
                Series 2001, 5.000%, 12/01/27 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 11.1%

       1,850   Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/14 at 100.00        AA       1,917,544
                Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%,
                11/15/19 - RAAI Insured

       6,300   Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00       AAA       6,592,194
                Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
                Insured

       1,380   Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00       AAA       1,432,744
                Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       1,210   Groveport, Ohio, Special Obligation Income Tax Receipts      12/12 at 100.00       Aaa       1,268,128
                Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured

----
46

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
---------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

               Hamilton County Convention Facilities Authority, Ohio,
               First Lien Revenue Bonds, Series 2004:
 $     2,300    5.000%, 12/01/20 - FGIC Insured                              6/14 at 100.00       AAA $     2,421,187
       1,000    5.000%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA       1,049,780
       2,535    5.000%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA       2,651,990

       3,300   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa       1,092,993
                2000B, 0.000%, 12/01/28 - AMBAC Insured

       1,485   New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA       1,626,149
                Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 -
                AMBAC Insured

       1,000   Ohio, State Appropriation Lease Bonds, Parks and Recreation   2/15 at 100.00       AAA       1,082,730
                Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 - FSA
                Insured

       1,000   Ohio, State Appropriation Lease Bonds, Parks and Recreation  12/13 at 100.00        AA       1,071,440
                Capital Facilities, Series 2004A-II, 5.000%, 12/01/15

       1,490   Ohio, State Appropriation Lease Bonds, Mental Health          6/13 at 100.00        AA       1,583,766
                Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

       1,050   Ohio State Building Authority, State Facilities Bonds,        4/12 at 100.00       AAA       1,098,983
                Administrative Building Fund Projects, Series 2002A,
                5.000%, 4/01/22 - FSA Insured

       2,000   Ohio State Building Authority, State Facilities Bonds,          No Opt. Call       AAA       2,136,740
                Worker's Compensation Facilities Project, Series 2003A,
                5.000%, 4/01/11 - FGIC Insured

       1,900   Ohio State Building Authority, State Facilities Bonds,        4/15 at 100.00       AAA       1,988,616
                Administrative Building Fund Projects, Series 2005A,
                5.000%, 4/01/25 - FSA Insured

               Ohio State Building Authority, State Facilities Bonds,
               Adult Correctional Building Fund Project, Series 2005A:
       3,135    5.000%, 4/01/23 - FSA Insured                                4/15 at 100.00       AAA       3,295,951
       5,390    5.000%, 4/01/24 - FSA Insured                                4/15 at 100.00       AAA       5,654,056

         870   Ohio Department of Transportation, Certificates of            4/06 at 100.00       AAA         872,375
                Participation, Panhandle Rail Line, Series 1992A, 6.500%,
                4/15/12 - FSA Insured

      11,700   Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA      14,094,171
                Transportation Authority, Reset Option Long Certificates
                II-R-66, Series 1996Y, 7.873%, 1/01/13 (IF) - MBIA Insured

       6,550   Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call       AAA       8,377,843
                Bonds, Reset Option Long Trust Certificates II-R56, Series
                1993L, 7.873%, 7/01/18 (IF)
---------------------------------------------------------------------------------------------------------------------
               Transportation - 4.2%

       1,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox            12/13 at 100.00        AA       1,023,940
                International Airport, Series 2003C, 5.250%, 12/01/27
                (Alternative Minimum Tax) - RAAI Insured

       6,300   Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       AAA       6,636,105
                Emery Air Freight Corporation and Emery Worldwide Airlines
                Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       5,000   Ohio Turnpike Commission, Revenue Refunding Bonds, ROL          No Opt. Call       AA-       6,524,550
                Series II-R51, Series 1998A, 7.843%, 2/15/24 (IF)

       7,500   Ohio Turnpike Commission, Revenue Bonds, ROL II-R75,            No Opt. Call       Aaa       9,267,000
                7.843%, 2/15/12 (IF)
---------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** - 16.8%

         585   Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds,  12/09 at 100.00    N/R***         646,530
                Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)

               Cincinnati City School District, Hamilton County, Ohio,
               General Obligation Bonds, Series 2001:
       2,000    5.375%, 12/01/15 (Pre-refunded to 12/01/11) - MBIA Insured  12/11 at 100.00       AAA       2,185,820
       6,745    5.375%, 12/01/16 (Pre-refunded to 12/01/11) - MBIA Insured  12/11 at 100.00       AAA       7,371,678
       1,255    5.375%, 12/01/17 (Pre-refunded to 12/01/11) - MBIA Insured  12/11 at 100.00       AAA       1,371,602

       3,805   Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00       AAA       4,160,501
                5.250%, 12/01/22 (Pre-refunded to 12/01/12) - MBIA Insured

       7,045   Columbus, Ohio, General Obligation Bonds, Series 2000,       11/10 at 101.00       AAA       7,652,561
                5.250%, 11/15/17 (Pre-refunded to 11/15/10)

       5,830   Cuyahoga County, Ohio, Limited Tax General Obligation        12/10 at 100.00    AA+***       6,419,355
                Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16
                (Pre-refunded to 12/01/10)

----
47

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed*** (continued)

 $    11,900   Cuyahoga County, Ohio, Hospital Revenue and Improvement       2/09 at 101.00     A-*** $    12,951,603
                Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24
                (Pre-refunded to 2/15/09)

       1,000   Evergreen Local School District, Ohio, Unlimited Tax         12/09 at 101.00       Aaa       1,089,190
                General Obligation School Improvement Bonds, Series 1999,
                5.625%, 12/01/24 (Pre-refunded to 12/01/09) - FGIC Insured

       2,000   Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross     6/06 at 102.00    AA-***       2,065,940
                Health System Corporation, Series 1996, 5.875%, 6/01/21
                (Pre-refunded to 6/01/06)

       1,600   Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA       1,716,160
                1996, 6.125%, 12/01/21 (Pre-refunded to 12/01/07) - FGIC
                Insured

       1,200   Heath City School District, Licking County, Ohio, Unlimited  12/10 at 100.00       Aaa       1,307,664
                Tax General Obligation School Improvement Bonds, Series
                2000A, 5.500%, 12/01/27 (Pre-refunded to 12/01/10) - FGIC
                Insured

       1,000   Huron County, Ohio, Limited Tax General Obligation           12/07 at 102.00       AAA       1,067,440
                Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16
                (Pre-refunded to 12/01/07) - MBIA Insured

       1,070   Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland      5/06 at 100.00     A1***       1,120,697
                Community Hospital Inc., Series 1992, 6.500%, 11/15/12

       2,000   Marion County, Ohio, Hospital Revenue Refunding and           5/06 at 102.00   BBB+***       2,066,720
                Improvement Bonds, The Community Hospital, Series 1996,
                6.375%, 5/15/11 (Pre-refunded to 5/15/06)

       1,750   Medina City School District, Medina County, Ohio, Unlimited  12/09 at 100.00       AAA       1,866,498
                Tax General Obligation School Building Construction Bonds,
                Series 1999, 5.250%, 12/01/28 (Pre-refunded to 12/01/09) -
                FGIC Insured

       2,000   Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***       2,123,980
                Franciscan Medical Center - Dayton Campus, Series 1997,
                5.500%, 7/01/18 (Pre-refunded to 1/01/08)

       5,610   Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00     AA***       6,022,672
                Initiatives, Series 2001, 5.375%, 9/01/21

               North Royalton City School District, Ohio, School
               Improvement Bonds, Series 1994:
       2,200    6.000%, 12/01/14 (Pre-refunded to 12/01/09) - MBIA Insured  12/09 at 102.00       AAA       2,445,124
       2,400    6.100%, 12/01/19 (Pre-refunded to 12/01/09) - MBIA Insured  12/09 at 102.00       AAA       2,676,312

               Ohio Housing Finance Agency, Single Family Mortgage Revenue
               Bonds, Series 1985B:
       6,460    0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured      1/11 at 67.04       AAA       3,550,739
       5,700    0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured      7/11 at 70.48       AAA       3,223,293

       4,260   Ohio Water Development Authority, Community Assistance       12/07 at 102.00       AAA       4,508,741
                Bonds, Series 1997, 5.375%, 12/01/24 (Pre- refunded to
                12/01/07) - AMBAC Insured

       5,065   Ohio Water Development Authority, Loan Revenue Bonds, Pure      No Opt. Call       AAA       5,703,139
                Water Development, Series 1990I, 6.000%, 12/01/16 - AMBAC
                Insured

       2,000   Ohio Water Development Authority, Revenue Bonds, Fresh        6/08 at 101.00       AAA       2,102,860
                Water Development, Series 1998, 5.125%, 12/01/23
                (Pre-refunded to 6/01/08) - FSA Insured

         500   Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call       AAA         395,760
                General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
                AMBAC Insured

               University of Cincinnati, Ohio, General Receipts Bonds,
               Series 2001A:
       1,500    5.750%, 6/01/18 (Pre-refunded to 6/01/11) - FGIC Insured     6/11 at 101.00       AAA       1,670,835
       1,520    5.750%, 6/01/19 (Pre-refunded to 6/01/11) - FGIC Insured     6/11 at 101.00       AAA       1,693,113

       1,910   Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00    Aa3***       1,978,856
                5.850%, 12/01/21 (Pre-refunded to 12/01/06)
------------------------------------------------------------------------------------------------------------------------
               Utilities - 6.1%

       1,535   Cleveland Public Power System, Ohio, First Mortgage Revenue     No Opt. Call       AAA       1,107,410
                Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured

       2,500   Cleveland Public Power System, Ohio, First Mortgage Revenue  11/06 at 102.00       AAA       2,580,350
                Refunding Bonds, Series 1996-1, 5.000%, 11/15/24 - MBIA
                Insured

         565   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00       AAA         615,087
                Series 2001, 5.500%, 12/01/17 - AMBAC Insured

----
48

   Principal                                                                  Optional Call                    Market
Amount (000)   Description                                                      Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
               Utilities (continued)

               Ohio Municipal Electric Generation Agency, Beneficial
                Interest Certificates, Belleville Hydroelectric Project -
                Joint Venture 5, Series 2004:
 $     1,000    5.000%, 2/15/20 - AMBAC Insured                              2/14 at 100.00       AAA $     1,051,100
       3,775    5.000%, 2/15/21 - AMBAC Insured                              2/14 at 100.00       AAA       3,957,219
       1,465    5.000%, 2/15/22 - AMBAC Insured                              2/14 at 100.00       AAA       1,530,559
       3,295    5.000%, 2/15/23 - AMBAC Insured                              2/14 at 100.00       AAA       3,435,532

       5,000   Ohio Air Quality Development Authority, Revenue Bonds, JMG    4/07 at 102.00       AAA       5,206,550
                Funding Limited Partnership Project, Series 1997, 5.625%,
                1/01/23 (Alternative Minimum Tax) - AMBAC Insured

       8,250   Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R       8,309,235
                Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
                9/01/20 (Alternative Minimum Tax)

       1,545   Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-         933,103
                Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,460   Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa3       4,797,756
                Environmental Control Facilities Financing Authority,
                Co-Generation Facility Revenue Bonds, Series 2000A,
                6.625%, 6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 5.2%

       1,730   Butler County, Ohio, Sewerage System Revenue Bonds, Series      No Opt. Call       Aaa       1,872,760
                2005, 5.000%, 12/01/23 - FSA Insured

       2,000   Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00       AA+       2,081,480
                5.000%, 12/01/23

               Cincinnati, Ohio, Water System Revenue Bonds, ROLS
               RR-II-R212:
       1,300    8.610%, 12/01/11 (IF)                                        6/11 at 100.00       AAA       1,568,359
       1,640    8.614%, 12/01/12 (IF)                                        6/11 at 100.00       AAA       1,953,289
         550    8.636%, 12/01/13 (IF)                                        6/11 at 100.00       AAA         660,660

      10,000   Cleveland, Ohio, Waterworks First Mortgage Revenue              No Opt. Call       AAA      11,351,300
                Refunding and Improvement Bonds, Series 1993G, 5.500%,
                1/01/21 - MBIA Insured

       1,155   Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System       6/14 at 100.00       N/R       1,187,733
                Improvements, Series 2004, 5.875%, 12/1/2025

       1,260   Lancaster, Ohio, Wastewater System Improvement Revenue       12/14 at 100.00       AAA       1,317,128
                Bonds, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       1,255   Ohio Water Development Authority, Revenue Bonds, Fresh        6/14 at 100.00       AAA       1,370,623
                Water Development, Series 2004, 5.250%, 12/1/2015

       3,500   Ohio Water Development Authority, Water Pollution Control     6/15 at 100.00       AAA       3,679,720
                Loan Fund Revenue Bonds, Water Quality Project, Series
                2005B, 5.000%, 6/01/25

       1,915   Toledo, Ohio, Sewerage System Revenue Bonds, Series 2003,    11/13 at 100.00       AAA       1,982,944
                5.000%, 11/15/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
 $   518,515   Total Long-Term Investments (cost $516,692,338) - 98.7%                                    546,286,458
------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.3%                                                         7,449,879
               -----------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                      $   553,736,337
               -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
49

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
November 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.0%

  $      475 Ashland Housing Authority, Wisconsin, Student Housing         4/08 at 100.00       Aaa $      482,163
              Revenue Bonds, Northland College Project, Series 1998,
              5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Revenue  11/06 at 102.00       AA-        515,645
              Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00      BBB-        371,876
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB        205,828
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/21

         250 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00      BBB-        255,188
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
------------------------------------------------------------------------------------------------------------------
             Healthcare - 2.1%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and     1/06 at 101.00       AAA        504,025
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

         440 Puerto Rico Industrial, Tourist, Educational, Medical and     2/06 at 101.00       AAA        447,471
              Environmental Control Facilities Financing Authority,
              FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila
              Hospital, Series 1995A, 5.875%, 8/01/12
------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.8%

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized     5/08 at 102.00       N/R        701,089
              Multifamily Housing Revenue Bonds, Villa Ciera Inc.,
              Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, GNMA     1/12 at 102.00       N/R        584,051
              Collateralized Multifamily Housing Revenue Bonds, Woodland
              Park Project, Series 2001, 5.300%, 2/20/31 (Alternative
              Minimum Tax)

       1,000 Madison Community Development Authority, Wisconsin, GNMA      9/06 at 102.00       AAA      1,014,030
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Glen Apartments, Series 1999A, 5.500%, 9/20/29
              (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured     8/07 at 102.00       N/R        207,078
              Multifamily Housing Revenue Bonds, City Hall Square
              Apartments, Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, GNMA Multifamily      5/06 at 102.00       AAA        504,935
              Revenue Refunding Bonds, Lake Shore Apartments, Series
              1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, FHA-Insured     3/06 at 102.00       N/R        304,278
              Housing Revenue Bonds, Kiwanis Heritage Inc. Senior
              Apartments, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, GNMA Collateralized
             Mortgage Loan Multifamily Housing Revenue Refunding Bonds,
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                  12/06 at 102.00       AAA        359,002
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                  12/06 at 102.00       AAA        767,422
------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.7%

         190 Puerto Rico Housing Bank and Finance Agency, Affordable       4/06 at 101.00       AAA        193,393
              Housing Mortgage Subsidy Program Single Family Mortgage
              Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          50 Virgin Islands Housing Finance Corporation, GNMA              3/06 at 101.00       AAA         50,626
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)

       1,000 Wisconsin Housing and Economic Development Authority, Home    5/15 at 100.00        AA        999,960
              Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35
              (WI, settling 12/14/05)
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.6%

         250 Guam, General Obligation Bonds, Series 1993A, 5.400%,         5/06 at 100.00         B        250,363
              11/15/18

----
50

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 68.7%

  $    1,500 Ashwaubenon Community Development Authority, Wisconsin,       6/12 at 100.00       Aa2 $    1,565,085
              Lease Revenue Refunding Bonds, Arena Project, Series 2002,
              5.150%, 6/01/29

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment   2/08 at 100.00       N/R      1,013,550
              Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

         100 Glendale Community Development Authority, Wisconsin,         10/11 at 100.00        A3        103,157
              Community Development Lease Revenue Refunding Bonds, Tax
              Increment District 6, Series 2001, 5.000%, 10/01/19

       2,000 Glendale Community Development Authority, Wisconsin,         10/14 at 100.00        A3      2,066,240
              Community Development Lease Revenue Bonds, Bayshore Public
              Parking Project, Series 2004A, 5.000%, 10/01/24

         350 Green Bay Brown County Professional Football Stadium          2/11 at 100.00       AAA        368,603
              District, Wisconsin, Sales Tax Revenue Bonds, Lambeau
              Field Renovation Project, Series 2001A, 5.000%, 2/01/19 -
              AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Convention Center Project, Series 1999A:
       1,300  5.250%, 6/01/24                                              6/09 at 100.00       Aa2      1,361,711
       1,650  5.100%, 6/01/29                                              6/09 at 100.00       Aa2      1,716,429

         500 Jackson Community Development Authority, Wisconsin, Revenue  12/09 at 100.00       N/R        504,770
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease     3/12 at 100.00       Aa2        953,904
              Revenue Refunding Bonds, Monona Terrace, Series 2002,
              4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin, Revenue
             Bonds, Summerfest Project, Series 2001:
         400  4.850%, 8/01/17                                              8/11 at 100.00         A        412,484
       1,000  4.950%, 8/01/20                                              8/11 at 100.00         A      1,031,170

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/12 at 100.00       AAA      2,061,860
              Bonds, Neighborhood Public Schools Initiative, Series
              2002A, 4.875%, 8/01/21 - AMBAC Insured

             Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Public Schools, Series 2003A:
       2,500  5.125%, 8/01/21 - AMBAC Insured                              8/13 at 100.00       AAA      2,629,725
       1,500  5.125%, 8/01/22 - AMBAC Insured                              8/13 at 100.00       AAA      1,573,830

       1,500 Neenah Community Development Authority, Wisconsin, Lease     12/14 at 100.00        A1      1,556,700
              Revenue Bonds, Series 2004A, 5.000%, 12/01/26

       1,000 Onalaska Community Development Authority, Wisconsin,         10/13 at 100.00        A3      1,034,090
              Community Development Lease Revenue Bonds, Series 2003,
              4.875%, 10/01/27

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                                No Opt. Call       AAA        962,361
         400  5.500%, 12/15/19 - MBIA Insured                                No Opt. Call       AAA        454,504
       2,195  5.500%, 12/15/20 - MBIA Insured                                No Opt. Call       AAA      2,501,532
         500  5.500%, 12/15/26 - MBIA Insured                                No Opt. Call       AAA        574,590

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00       N/R        384,394
              Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB        618,888
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00       AAA        523,610
              Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%,
              12/01/16 - MBIA Insured

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/14 at 100.00       N/R      1,074,870
              Revenue Bonds, Series 2004A, 5.250%, 10/01/21

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/15 at 100.00       N/R      1,038,120
              Revenue Bonds, Series 2005A, 5.000%, 10/01/21

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       1,600  5.250%, 12/15/23 - FSA Insured                                 No Opt. Call       AAA      1,781,904
         500  5.250%, 12/15/27 - FSA Insured                                 No Opt. Call       AAA        546,175

       2,000 Wisconsin Center District, Senior Dedicated Tax Revenue         No Opt. Call       AAA        652,320
              Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA
              Insured

----
51

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
November 30, 2005

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 10.0%

             Ashwaubenon Community Development Authority, Wisconsin,
             Lease Revenue Bonds, Arena Project, Series 1999A:
  $    2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2*** $    2,148,780
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***        754,320

         500 Cudahy Community Development Authority, Wisconsin,            6/06 at 100.00    N/R***        506,940
              Redevelopment Lease Revenue Bonds, Series 1995, 6.000%,
              6/01/11 (Pre-refunded to 6/01/06)

         600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA        624,384
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07) - MBIA Insured

         475 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA        491,880
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre- refunded to
              12/15/06)
------------------------------------------------------------------------------------------------------------------
  $   43,625 Total Long-Term Investments (cost $42,897,179) - 97.9%                                     44,311,303
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.1%                                                          954,338
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   45,265,641
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
52

Statement of Assets and Liabilities (Unaudited)
November 30, 2005

                                      Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value
 (cost $126,409,205,
 $450,222,489, $230,729,801,
 $247,521,165, $516,692,338,
 $42,897,179, respectively)    $132,122,376  $469,780,868  $243,895,385  $258,993,988  $546,286,458  $44,311,303
Cash                                     --            --       946,443            --            --      220,035
Receivables:
 Interest                         1,854,680     6,021,699     2,380,801     3,784,971     9,908,167      780,309
 Investments sold                   535,000    11,963,997       180,000     1,847,874     6,069,285    1,123,430
 Shares sold                        335,298       678,635       107,613       335,695     1,232,688       44,517
Other assets                            165        35,040        20,779         6,391        44,215           59
-----------------------------------------------------------------------------------------------------------------
   Total assets                 134,847,519   488,480,239   247,531,021   264,968,919   563,540,813   46,479,653
-----------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                      801,092     7,181,815            --       959,428     6,991,036           --
Payables:
 Investments purchased                   --     2,107,782            --            --            --      997,500
 Shares redeemed                     38,897     1,754,571       969,051       210,533       291,472       17,229
Accrued expenses:
 Management fees                     59,073       207,343       108,027       114,754       237,081       20,023
 12b-1 distribution and
   service fees                      37,695       112,231        58,643        57,900       103,969       12,106
 Other                               44,757       157,744        88,917        75,417       198,388       20,988
Dividends payable                   426,158     1,623,451       817,699       935,207     1,982,530      146,166
-----------------------------------------------------------------------------------------------------------------
   Total liabilities              1,407,672    13,144,937     2,042,337     2,353,239     9,804,476    1,214,012
-----------------------------------------------------------------------------------------------------------------
Net assets                     $133,439,847  $475,335,302  $245,488,684  $262,615,680  $553,736,337  $45,265,641
-----------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                     $ 99,820,439  $407,066,783  $177,057,378  $231,612,093  $350,273,771  $36,029,562
Shares outstanding                9,554,151    36,787,382    15,204,399    20,963,231    30,724,002    3,487,354
Net asset value per share      $      10.45  $      11.07  $      11.65  $      11.05  $      11.40  $     10.33
Offering price per share (net
 asset value per share
 plus maximum sales charge of
 4.20% of offering price)      $      10.91  $      11.56  $      12.16  $      11.53  $      11.90  $     10.78
-----------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                     $  8,976,842  $ 20,197,057  $  7,827,504  $  8,962,418  $ 23,237,971  $ 3,862,921
Shares outstanding                  866,133     1,824,535       670,713       810,625     2,041,176      373,173
Net asset value and offering
 price per share               $      10.36  $      11.07  $      11.67  $      11.06  $      11.38  $     10.35
-----------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                     $ 23,024,770  $ 46,378,805  $ 37,894,073  $ 21,205,784  $ 46,516,774  $ 5,224,794
Shares outstanding                2,202,405     4,194,008     3,257,131     1,920,802     4,089,431      504,620
Net asset value and offering
 price per share               $      10.45  $      11.06  $      11.63  $      11.04  $      11.37  $     10.35
-----------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                     $  1,617,796  $  1,692,657  $ 22,709,729  $    835,385  $133,707,821  $   148,364
Shares outstanding                  154,174       153,089     1,949,919        75,531    11,741,846       14,297
Net asset value and offering
 price per share               $      10.49  $      11.06  $      11.65  $      11.06  $      11.39  $     10.38
-----------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------
Capital paid-in                $129,619,350  $454,677,247  $229,490,023  $251,978,710  $522,435,329  $43,689,675
Undistributed
 (Over-distribution of) net
 investment income                 (130,219)     (307,912)     (185,976)     (201,324)     (243,919)     (45,962)
Accumulated net realized gain
 (loss) from investments         (1,762,455)    1,407,588     3,019,053      (634,529)    1,950,807      207,804
Net unrealized appreciation
 (depreciation) of investments    5,713,171    19,558,379    13,165,584    11,472,823    29,594,120    1,414,124
-----------------------------------------------------------------------------------------------------------------
Net assets                     $133,439,847  $475,335,302  $245,488,684  $262,615,680  $553,736,337  $45,265,641
-----------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
53

Statement of Operations (Unaudited)
Six Months Ended November 30, 2005

                                     Kansas      Kentucky     Michigan     Missouri          Ohio    Wisconsin
--------------------------------------------------------------------------------------------------------------
Investment Income              $ 3,216,276  $ 12,061,508  $ 6,293,341  $ 6,671,610  $ 14,219,351  $ 1,095,002
--------------------------------------------------------------------------------------------------------------
Expenses
Management fees                    358,512     1,289,457      671,049      703,476     1,467,585      124,174
12b-1 service fees - Class A        98,789       421,979      181,039      233,771       354,944       36,411
12b-1 distribution and
 service fees - Class B             45,094        99,287       40,374       42,692       116,864       20,890
12b-1 distribution and
 service fees - Class C             86,515       176,274      144,320       77,383       172,576       18,922
Shareholders' servicing agent
 fees and expenses                  39,251       119,426       70,749       55,517       165,164       13,945
Custodian's fees and expenses       27,713        68,230       40,007       45,331        94,215       18,566
Trustees' fees and expenses          1,311         4,509        2,774        2,685         6,046          439
Professional fees                    5,663        13,632        9,004        8,539        15,154        3,885
Shareholders' reports -
 printing and mailing expenses       9,548        27,607       17,899       14,052        38,729        3,272
Federal and state
 registration fees                   3,198         3,678        6,263       10,243         2,152        3,515
Other expenses                       1,872         6,538        3,529        3,610         7,533          589
--------------------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit              677,466     2,230,617    1,187,007    1,197,299     2,440,962      244,608
 Custodian fee credit              (10,291)      (32,174)      (6,343)     (16,867)      (10,303)      (8,092)
--------------------------------------------------------------------------------------------------------------
Net expenses                       667,175     2,198,443    1,180,664    1,180,432     2,430,659      236,516
--------------------------------------------------------------------------------------------------------------
Net investment income            2,549,101     9,863,065    5,112,677    5,491,178    11,788,692      858,486
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
 (Loss)
Net realized gain (loss) from
 investments                       345,933       726,956      743,373      243,428     1,683,964       88,207
Net change in unrealized
 appreciation (depreciation)
 of investments                 (3,069,425)  (11,203,927)  (6,089,106)  (4,868,661)  (13,867,277)  (1,001,481)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss)                    (2,723,492)  (10,476,971)  (5,345,733)  (4,625,233)  (12,183,313)    (913,274)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations    $  (174,391) $   (613,906) $  (233,056) $   865,945  $   (394,621) $   (54,788)
--------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
54

Statement of Changes in Net Assets (Unaudited)

                                                     Kansas                         Kentucky
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/05        5/31/05         11/30/05        5/31/05
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  2,549,101  $  5,208,147      $  9,863,065  $ 20,807,607
Net realized gain (loss) from
 investments                                      345,933       648,814           726,956     2,819,853
Net change in unrealized appreciation
 (depreciation) of investments                 (3,069,425)    5,016,120       (11,203,927)   15,787,210
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 (174,391)   10,873,081          (613,906)   39,414,670
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (1,931,435)   (3,962,833)       (8,578,562)  (18,216,210)
 Class B                                         (151,916)     (381,736)         (346,842)     (756,793)
 Class C                                         (390,949)     (820,547)         (817,628)   (1,711,635)
 Class R                                          (32,656)      (53,886)          (35,286)      (65,978)
From accumulated net realized gains
 from investments:
 Class A                                               --            --                --      (215,689)
 Class B                                               --            --                --       (10,824)
 Class C                                               --            --                --       (23,312)
 Class R                                               --            --                --          (808)
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (2,506,956)   (5,219,002)       (9,778,318)  (21,001,249)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                   10,334,573    13,008,347        16,206,426    36,364,254
Proceeds from shares issued to
 shareholders due to
 reinvestment of distributions                  1,352,665     2,503,435         5,154,230    10,446,197
--------------------------------------------------------------------------------------------------------
                                               11,687,238    15,511,782        21,360,656    46,810,451
Cost of shares redeemed                        (7,741,928)  (16,594,442)      (31,695,751)  (46,733,307)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                   3,945,310    (1,082,660)      (10,335,095)       77,144
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           1,263,963     4,571,419       (20,727,319)   18,490,565
Net assets at the beginning of period         132,175,884   127,604,465       496,062,621   477,572,056
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $133,439,847  $132,175,884      $475,335,302  $496,062,621
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (130,219) $   (172,364)     $   (307,912) $   (392,659)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
55

                                                                                 Michigan
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/05        5/31/05
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,112,677  $ 10,697,233
Net realized gain (loss) from investments                                      743,373     2,844,854
Net change in unrealized appreciation (depreciation) of investments         (6,089,106)    6,924,697
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                         (233,056)   20,466,784
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (3,694,696)   (7,893,894)
  Class B                                                                     (140,853)     (340,481)
  Class C                                                                     (678,212)   (1,429,875)
  Class R                                                                     (502,243)   (1,081,592)
From accumulated net realized gains from investments:
  Class A                                                                           --       (79,663)
  Class B                                                                           --        (4,292)
  Class C                                                                           --       (16,800)
  Class R                                                                           --       (10,474)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,016,004)  (10,857,071)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                 8,667,635    18,075,991
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,249,328     4,094,961
------------------------------------------------------------------------------------------------------
                                                                            10,916,963    22,170,952
Cost of shares redeemed                                                    (12,479,697)  (30,077,327)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (1,562,734)   (7,906,375)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       (6,811,794)    1,703,338
Net assets at the beginning of period                                      252,300,478   250,597,140
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $245,488,684  $252,300,478
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (185,976) $   (282,649)
------------------------------------------------------------------------------------------------------

                                                                                 Missouri
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/05        5/31/05
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,491,178  $ 11,163,637
Net realized gain (loss) from investments                                      243,428       305,056
Net change in unrealized appreciation (depreciation) of investments         (4,868,661)   10,714,383
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                          865,945    22,183,076
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (5,015,555)  (10,019,105)
  Class B                                                                     (159,335)     (333,110)
  Class C                                                                     (386,809)     (770,457)
  Class R                                                                      (13,693)      (22,605)
From accumulated net realized gains from investments:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,575,392)  (11,145,277)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                10,760,008    18,867,537
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,786,731     5,028,242
-----------------------------------------------------------------------------------------------------
                                                                            13,546,739    23,895,779
Cost of shares redeemed                                                     (8,105,075)  (26,422,230)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           5,441,664    (2,526,451)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          732,217     8,511,348
Net assets at the beginning of period                                      261,883,463   253,372,115
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $262,615,680  $261,883,463
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (201,324) $   (117,110)
-----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
56

                                                      Ohio                          Wisconsin
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/05        5/31/05         11/30/05        5/31/05
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $ 11,788,692  $ 24,817,122       $   858,486  $  1,822,436
Net realized gain (loss) from
 investments                                    1,683,964     2,017,144            88,207       618,419
Net change in unrealized appreciation
 (depreciation) of investments                (13,867,277)   21,508,002        (1,001,481)    1,176,131
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 (394,621)   48,342,268           (54,788)    3,616,986
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (7,553,614)  (15,605,959)         (719,989)   (1,501,243)
 Class B                                         (434,025)     (967,497)          (70,024)     (155,227)
 Class C                                         (861,408)   (1,757,417)          (86,548)     (159,807)
 Class R                                       (3,052,685)   (6,476,706)           (2,512)       (4,591)
From accumulated net realized gains
 from investments:
 Class A                                               --            --                --            --
 Class B                                               --            --                --            --
 Class C                                               --            --                --            --
 Class R                                               --            --                --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                (11,901,732)  (24,807,579)         (879,073)   (1,820,868)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                   19,798,869    35,431,676         2,419,709     5,456,300
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  6,185,761    12,146,363           478,705       983,002
--------------------------------------------------------------------------------------------------------
                                               25,984,630    47,578,039         2,898,414     6,439,302
Cost of shares redeemed                       (28,910,214)  (60,281,341)       (2,483,160)  (10,861,710)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                  (2,925,584)  (12,703,302)          415,254    (4,422,408)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         (15,221,937)   10,831,387          (518,607)   (2,626,290)
Net assets at the beginning of period         568,958,274   558,126,887        45,784,248    48,410,538
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $553,736,337  $568,958,274       $45,265,641  $ 45,784,248
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the
 end of period                               $   (243,919) $   (130,879)      $   (45,962) $    (25,375)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
57

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2005, Kentucky and Wisconsin had outstanding when-issued purchase commitments of $2,107,782, and $997,500, respectively. There were no such outstanding purchase commitments in Kansas, Michigan, Missouri or Ohio.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor


----
58
purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2005, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such instruments during the six months ended November 30, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
59

2. Fund Shares

Transactions in Fund shares were as follows:

                                                              Kansas
                                         ------------------------------------------------
                                            Six Months Ended            Year Ended
                                                11/30/05                  5/31/05
                                         ----------------------  ------------------------
                                             Shares       Amount      Shares        Amount
------------------------------------------------------------------------------------------
Shares sold:
 Class A                                   726,690  $ 7,676,509     860,345  $  9,059,917
 Class A - automatic conversion of
   Class B shares                           25,898      274,480      16,697       175,515
 Class B                                    13,823      144,970      50,553       525,883
 Class C                                   189,108    1,998,314     286,374     3,012,008
 Class R                                    22,667      240,300      22,111       235,024
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    99,866    1,057,288     178,604     1,868,759
 Class B                                     7,035       73,914      16,620       172,552
 Class C                                    20,531      217,550      43,366       453,981
 Class R                                       368        3,913         775         8,143
------------------------------------------------------------------------------------------
                                         1,105,986   11,687,238   1,475,445    15,511,782
------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                  (478,437)  (5,057,427)   (872,910)   (9,130,553)
 Class B                                   (76,962)    (806,667)   (189,055)   (1,973,960)
 Class B - automatic conversion to
   Class A shares                          (26,099)    (274,480)    (16,834)     (175,515)
 Class C                                  (147,645)  (1,559,564)   (506,754)   (5,261,246)
 Class R                                    (4,194)     (43,790)     (5,092)      (53,168)
------------------------------------------------------------------------------------------
                                          (733,337)  (7,741,928) (1,590,645)  (16,594,442)
------------------------------------------------------------------------------------------
Net increase (decrease)                    372,649  $ 3,945,310    (115,200) $ (1,082,660)
------------------------------------------------------------------------------------------

                                                              Kentucky
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/05                   5/31/05
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  1,049,253  $ 11,760,712   2,723,044  $ 30,401,710
 Class A - automatic conversion of
   Class B shares                            12,130       136,912       8,847        98,597
 Class B                                     45,998       515,959     124,020     1,384,507
 Class C                                    327,348     3,673,313     376,990     4,202,352
 Class R                                     10,611       119,530      24,848       277,088
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    400,261     4,491,190     816,581     9,066,627
 Class B                                     17,717       198,897      38,395       426,521
 Class C                                     38,955       436,621      81,054       898,778
 Class R                                      2,455        27,522       4,891        54,271
--------------------------------------------------------------------------------------------
                                          1,904,728    21,360,656   4,198,670    46,810,451
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (2,463,287)  (27,501,156) (3,450,812)  (38,405,653)
 Class B                                   (103,427)   (1,155,302)   (195,043)   (2,166,368)
 Class B - automatic conversion to
   Class A shares                           (12,130)     (136,912)     (8,845)      (98,597)
 Class C                                   (259,669)   (2,902,381)   (538,433)   (5,973,276)
 Class R                                         --            --      (7,976)      (89,413)
--------------------------------------------------------------------------------------------
                                         (2,838,513)  (31,695,751) (4,201,109)  (46,733,307)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (933,785) $(10,335,095)     (2,439) $     77,144
--------------------------------------------------------------------------------------------


----
60

                                                                         Michigan
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                            11/30/05                   5/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              510,709  $  6,026,352   1,128,179  $ 13,206,864
  Class A - automatic conversion of Class B shares      13,702       162,838       7,126        84,229
  Class B                                               19,660       232,034      50,547       593,221
  Class C                                              182,740     2,155,980     329,227     3,867,933
  Class R                                                7,652        90,431      27,710       323,744
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              135,443     1,600,086     234,783     2,744,586
  Class B                                                4,926        58,340      10,815       126,702
  Class C                                               21,313       251,544      42,194       492,748
  Class R                                               28,720       339,358      62,508       730,925
-------------------------------------------------------------------------------------------------------
                                                       924,865    10,916,963   1,893,089    22,170,952
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (701,889)   (8,256,017) (1,847,113)  (21,589,536)
  Class B                                              (90,247)   (1,062,236)   (186,090)   (2,178,934)
  Class B - automatic conversion to Class A shares     (13,679)     (162,838)     (7,114)      (84,229)
  Class C                                             (178,102)   (2,092,198)   (368,694)   (4,319,715)
  Class R                                              (77,086)     (906,408)   (162,717)   (1,904,913)
-------------------------------------------------------------------------------------------------------
                                                    (1,061,003)  (12,479,697) (2,571,728)  (30,077,327)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (136,138) $ (1,562,734)   (678,639) $ (7,906,375)
-------------------------------------------------------------------------------------------------------

                                                                        Missouri
                                                    ------------------------------------------------
                                                       Six Months Ended            Year Ended
                                                           11/30/05                  5/31/05
                                                    ----------------------  ------------------------
                                                        Shares       Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             703,481  $ 7,858,220   1,445,635  $ 15,863,183
  Class A - automatic conversion of Class B shares      4,595       51,728       1,348        15,131
  Class B                                              22,060      245,088      55,120       613,519
  Class C                                             208,722    2,322,472     204,601     2,273,655
  Class R                                              25,547      282,500       9,178       102,049
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             228,127    2,549,625     416,123     4,592,030
  Class B                                               7,533       84,248      16,069       177,389
  Class C                                              13,510      150,882      23,149       255,193
  Class R                                                 177        1,976         328         3,630
-----------------------------------------------------------------------------------------------------
                                                    1,213,752   13,546,739   2,171,551    23,895,779
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (615,005)  (6,845,724) (1,809,311)  (20,035,159)
  Class B                                             (31,540)    (353,429)   (136,397)   (1,506,122)
  Class B - automatic conversion to Class A shares     (4,593)     (51,728)     (1,347)      (15,131)
  Class C                                             (76,763)    (854,194)   (438,686)   (4,815,752)
  Class R                                                  --           --      (4,471)      (50,066)
-----------------------------------------------------------------------------------------------------
                                                     (727,901)  (8,105,075) (2,390,212)  (26,422,230)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                               485,851  $ 5,441,664    (218,661) $ (2,526,451)
-----------------------------------------------------------------------------------------------------


----
61

                                                                           Ohio
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                            11/30/05                   5/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            1,152,183  $ 13,258,456   2,421,794  $ 27,855,344
  Class A - automatic conversion of Class B shares     111,069     1,287,968      21,765       251,838
  Class B                                               36,216       418,410      97,298     1,117,174
  Class C                                              393,715     4,526,269     433,897     4,997,158
  Class R                                               26,685       307,766     106,356     1,210,162
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              301,882     3,491,395     574,748     6,582,720
  Class B                                               14,501       167,547      30,755       351,735
  Class C                                               30,408       350,979      59,538       680,583
  Class R                                              188,328     2,175,840     396,161     4,531,325
-------------------------------------------------------------------------------------------------------
                                                     2,254,987    25,984,630   4,142,312    47,578,039
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,607,605)  (18,541,582) (3,375,812)  (38,603,590)
  Class B                                              (99,704)   (1,144,023)   (240,240)   (2,754,861)
  Class B - automatic conversion to Class A shares    (111,254)   (1,287,968)    (21,798)     (251,838)
  Class C                                             (272,385)   (3,137,577)   (553,070)   (6,309,352)
  Class R                                             (415,864)   (4,799,064) (1,081,810)  (12,361,700)
-------------------------------------------------------------------------------------------------------
                                                    (2,506,812)  (28,910,214) (5,272,730)  (60,281,341)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (251,825) $ (2,925,584) (1,130,418) $(12,703,302)
-------------------------------------------------------------------------------------------------------

                                                                       Wisconsin
                                                    -----------------------------------------------
                                                       Six Months Ended           Year Ended
                                                           11/30/05                 5/31/05
                                                    ---------------------  ------------------------
                                                       Shares       Amount      Shares        Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            141,907  $ 1,485,756     384,826  $  4,015,568
  Class A - automatic conversion of Class B shares    15,529      162,977       2,773        28,862
  Class B                                             11,140      117,183      32,963       337,963
  Class C                                             54,216      567,826     102,831     1,073,682
  Class R                                              8,157       85,967          22           225
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             36,404      381,005      76,575       795,272
  Class B                                              3,652       38,303       7,840        81,577
  Class C                                              5,453       57,191       9,739       101,361
  Class R                                                210        2,206         461         4,792
----------------------------------------------------------------------------------------------------
                                                     276,668    2,898,414     618,030     6,439,302
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (151,379)  (1,585,837)   (861,604)   (8,991,707)
  Class B                                            (61,484)    (640,634)    (51,401)     (534,937)
  Class B - automatic conversion to Class A shares   (15,501)    (162,977)     (2,767)      (28,862)
  Class C                                             (8,952)     (93,712)   (113,481)   (1,182,323)
  Class R                                                 --           --     (11,929)     (123,881)
----------------------------------------------------------------------------------------------------
                                                    (237,316)  (2,483,160) (1,041,182)  (10,861,710)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                               39,352  $   415,254    (423,152) $ (4,422,408)
----------------------------------------------------------------------------------------------------


----
62

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2005, were as follows:

                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------
Purchases   $11,729,604 $44,727,065 $10,377,822 $10,453,489 $49,769,193 $3,303,030
Sales and
 maturities   7,171,144  55,974,582  10,927,184   7,180,339  53,326,333  2,950,693
----------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $126,394,349 $450,130,122 $230,803,381 $247,466,597 $516,250,009 $42,887,417
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

                                                   Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
-------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                $5,899,101  $21,136,835  $14,281,983  $12,108,806  $31,187,799  $1,511,779
  Depreciation                                  (171,074)  (1,486,089)  (1,189,979)    (581,415)  (1,151,350)    (87,893)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investments                                  $5,728,027  $19,650,746  $13,092,004  $11,527,391  $30,036,449  $1,423,886
-------------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Funds' last fiscal year end, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $228,746 $1,115,012 $  451,304 $752,256 $1,398,403  $106,215
Undistributed net ordinary income**             --          3      9,969       --     28,265     3,699
Undistributed net long-term capital gains       --    713,500  2,473,706       --    266,844   119,596
------------------------------------------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                   Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $5,262,204 $20,944,156 $10,809,668 $11,148,920 $24,974,764 $1,838,398
Distributions from net ordinary income**               --      20,309      16,192          --          --         --
Distributions from net long-term capital gains         --     250,633     111,229          --          --         --
--------------------------------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                           Kansas Missouri
                      ------------------------------------
                      Expiration year:
                        2008           $       -- $     --
                        2009              414,885  673,391
                        2010                   --  204,566
                        2011                   --       --
                        2012            1,614,137       --
                      ------------------------------------
                                       $2,029,022 $877,957
                      ------------------------------------

At May 31, 2005, the Funds' last fiscal year end, Kansas elected to defer $79,367 of net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the current fiscal year.


----
63

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2005, the complex-level fee rate was .1898%.

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets. The Adviser may also voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                             Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------
Sales charges collected    $166,548 $293,547  $84,445 $166,521 $216,703   $53,276
Paid to authorized dealers  144,783  250,258   72,341  146,693  185,985    46,285
---------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
64

During the six months ended November 30, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                         Kansas Kentucky Michigan Missouri    Ohio Wisconsin
    ------------------------------------------------------------------------
    Commission advances $50,407  $57,584  $29,115  $61,486 $54,272   $10,113
    ------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2005, the Distributor retained such 12b-1 fees as follows:

                        Kansas Kentucky Michigan Missouri     Ohio Wisconsin
   -------------------------------------------------------------------------
   12b-1 fees retained $48,592  $99,059  $54,518  $45,662 $115,786   $20,747
   -------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2005, as follows:

                      Kansas Kentucky Michigan Missouri   Ohio Wisconsin
       -----------------------------------------------------------------
       CDSC retained $19,349  $35,291  $11,852   $9,779 $8,848      $153
       -----------------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2005, to shareholders of record on December 9, 2005, as follows:

                    Kansas Kentucky Michigan Missouri   Ohio Wisconsin
         -------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0345   $.0380   $.0395   $.0400 $.0410    $.0345
          Class B    .0280    .0310    .0320    .0330  .0340     .0280
          Class C    .0300    .0325    .0340    .0350  .0360     .0300
          Class R    .0365    .0395    .0415    .0420  .0430     .0365
         -------------------------------------------------------------

The following Funds also declared capital gain and/or net ordinary income distributions, which were paid on December 5, 2005, to shareholders of record on December 1, 2005, as follows:

                                             Kentucky Michigan   Ohio Wisconsin
 ------------------------------------------------------------------------------
 Capital gains distribution per share          $.0363   $.1316 $.0424    $.0474
 Net ordinary income distribution per share*       --    .0005  .0006     .0008
 ------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
65

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                     -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
KANSAS                                                                                                ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                                                                                                 Invest-
                                                                                                      Ratio of      ment
                                      Net                                                             Expenses    Income
           Beginning       Net  Realized/             Net                 Ending               Ending       to        to
                 Net   Invest- Unrealized         Invest-                    Net                  Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total     Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)      (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
  2006(e)     $10.66      $.21      $(.21) $  --    $(.21)     $-- $(.21) $10.45      (.03)% $ 99,820      .87%*    3.97%*
  2005         10.20       .44        .46    .90     (.44)      --  (.44)  10.66      8.95     97,861      .88      4.17
  2004         10.77       .46       (.57)  (.11)    (.46)      --  (.46)  10.20     (1.02)    91,744      .90      4.36
  2003         10.25       .48        .52   1.00     (.48)      --  (.48)  10.77     10.03    102,938      .88      4.57
  2002         10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06     96,411      .90      4.90
  2001          9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02     91,062      .90      5.13
Class B (2/97)
  2006(e)      10.58       .17       (.22)  (.05)    (.17)      --  (.17)  10.36      (.50)     8,977     1.62*     3.22*
  2005         10.12       .36        .46    .82     (.36)      --  (.36)  10.58      8.21     10,031     1.63      3.42
  2004         10.69       .38       (.57)  (.19)    (.38)      --  (.38)  10.12     (1.77)    11,001     1.64      3.61
  2003         10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18     12,797     1.63      3.81
  2002         10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30     10,210     1.65      4.13
  2001          9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17      6,851     1.65      4.38
Class C (2/97)
  2006(e)      10.67       .18       (.22)  (.04)    (.18)      --  (.18)  10.45      (.38)    23,025     1.42*     3.42*
  2005         10.21       .38        .46    .84     (.38)      --  (.38)  10.67      8.39     22,836     1.43      3.62
  2004         10.78       .40       (.56)  (.16)    (.41)      --  (.41)  10.21     (1.53)    23,656     1.45      3.81
  2003         10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35     25,049     1.43      4.01
  2002         10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60     16,943     1.44      4.31
  2001          9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29      6,359     1.45      4.58
Class R (2/97)
  2006(e)      10.71       .22       (.22)    --     (.22)      --  (.22)  10.49      (.01)     1,618      .67*     4.17*
  2005         10.24       .46        .47    .93     (.46)      --  (.46)  10.71      9.26      1,449      .68      4.37
  2004         10.82       .48       (.58)  (.10)    (.48)      --  (.48)  10.24      (.89)     1,204      .70      4.56
  2003         10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23      1,310      .68      4.77
  2002         10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38      1,475      .70      5.12
  2001          9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12      1,967      .69      5.33
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
KANSAS     ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (1/92)
  2006(e)       .87%*    3.97%*      .86%*    3.98%*         5%
  2005          .88      4.17        .87      4.18          21
  2004          .90      4.36        .89      4.37          11
  2003          .88      4.57        .87      4.58          12
  2002          .90      4.90        .89      4.91          17
  2001          .90      5.13        .89      5.14          18
Class B (2/97)
  2006(e)      1.62*     3.22*      1.61*     3.23*          5
  2005         1.63      3.42       1.61      3.43          21
  2004         1.64      3.61       1.64      3.62          11
  2003         1.63      3.81       1.62      3.82          12
  2002         1.65      4.13       1.64      4.15          17
  2001         1.65      4.38       1.64      4.39          18
Class C (2/97)
  2006(e)      1.42*     3.42*      1.41*     3.43*          5
  2005         1.43      3.62       1.42      3.63          21
  2004         1.45      3.81       1.44      3.82          11
  2003         1.43      4.01       1.42      4.02          12
  2002         1.44      4.31       1.43      4.32          17
  2001         1.45      4.58       1.44      4.59          18
Class R (2/97)
  2006(e)       .67*     4.17*       .66*     4.18*          5
  2005          .68      4.37        .67      4.38          21
  2004          .70      4.56        .69      4.57          11
  2003          .68      4.77        .67      4.78          12
  2002          .70      5.12        .69      5.13          17
  2001          .69      5.33        .68      5.34          18
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
66

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     -----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
KENTUCKY                                                                                               ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                                                                                                  Invest-
                                                                                                       Ratio of      ment
                                      Net                                                              Expenses    Income
           Beginning       Net  Realized/             Net                  Ending               Ending       to        to
                 Net   Invest- Unrealized         Invest-                     Net                  Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total     Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)      (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
  2006(e)     $11.30      $.23      $(.23) $  --    $(.23)   $  --  $(.23) $11.07      (.02)% $407,067      .82%*    4.08%*
  2005         10.88       .48        .43    .91     (.48)    (.01)  (.49)  11.30      8.51    427,106      .83      4.35
  2004         11.35       .51       (.42)   .09     (.52)    (.04)  (.56)  10.88       .90    410,109      .84      4.58
  2003         10.92       .53        .44    .97     (.53)    (.01)  (.54)  11.35      9.03    426,782      .84      4.79
  2002         10.80       .54        .12    .66     (.54)      --   (.54)  10.92      6.22    407,706      .85      4.99
  2001         10.30       .55        .50   1.05     (.55)      --   (.55)  10.80     10.40    403,793      .87      5.11
Class B (2/97)
  2006(e)      11.31       .19       (.24)  (.05)    (.19)      --   (.19)  11.07      (.48)    20,197     1.57*     3.33*
  2005         10.88       .40        .44    .84     (.40)    (.01)  (.41)  11.31      7.80     21,216     1.57      3.60
  2004         11.35       .43       (.42)   .01     (.44)    (.04)  (.48)  10.88       .14     20,874     1.59      3.83
  2003         10.92       .45        .44    .89     (.45)    (.01)  (.46)  11.35      8.21     21,206     1.59      4.04
  2002         10.80       .46        .12    .58     (.46)      --   (.46)  10.92      5.42     16,808     1.59      4.24
  2001         10.30       .47        .51    .98     (.48)      --   (.48)  10.80      9.60     12,977     1.62      4.36
Class C (10/93)
  2006(e)      11.29       .20       (.23)  (.03)    (.20)      --   (.20)  11.06      (.31)    46,379     1.37*     3.53*
  2005         10.87       .42        .43    .85     (.42)    (.01)  (.43)  11.29      7.91     46,160     1.37      3.80
  2004         11.34       .45       (.42)   .03     (.46)    (.04)  (.50)  10.87       .35     45,303     1.39      4.03
  2003         10.91       .47        .44    .91     (.47)    (.01)  (.48)  11.34      8.45     50,194     1.39      4.24
  2002         10.79       .48        .12    .60     (.48)      --   (.48)  10.91      5.64     40,746     1.40      4.44
  2001         10.29       .49        .50    .99     (.49)      --   (.49)  10.79      9.80     35,770     1.42      4.56
Class R (2/97)
  2006(e)      11.29       .24       (.23)   .01     (.24)      --   (.24)  11.06       .06      1,693      .62*     4.28*
  2005         10.87       .51        .42    .93     (.50)    (.01)  (.51)  11.29      8.70      1,581      .63      4.54
  2004         11.33       .53       (.41)   .12     (.54)    (.04)  (.58)  10.87      1.15      1,285      .64      4.78
  2003         10.90       .55        .44    .99     (.55)    (.01)  (.56)  11.33      9.23      1,172      .64      4.99
  2002         10.78       .57        .11    .68     (.56)      --   (.56)  10.90      6.40        983      .65      5.19
  2001         10.27       .57        .51   1.08     (.57)      --   (.57)  10.78     10.72        889      .67      5.31
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
KENTUCKY   ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (5/87)
  2006(e)       .82%*    4.08%*      .81%*    4.10%*         9%
  2005          .83      4.35        .82      4.36          15
  2004          .84      4.58        .83      4.58          16
  2003          .84      4.79        .83      4.79          14
  2002          .85      4.99        .84      5.00          14
  2001          .87      5.11        .85      5.13          14
Class B (2/97)
  2006(e)      1.57*     3.33*      1.56*     3.35*          9
  2005         1.57      3.60       1.57      3.61          15
  2004         1.59      3.83       1.58      3.83          16
  2003         1.59      4.04       1.58      4.04          14
  2002         1.59      4.24       1.58      4.25          14
  2001         1.62      4.36       1.60      4.38          14
Class C (10/93)
  2006(e)      1.37*     3.53*      1.36*     3.55*          9
  2005         1.37      3.80       1.37      3.81          15
  2004         1.39      4.03       1.38      4.03          16
  2003         1.39      4.24       1.38      4.24          14
  2002         1.40      4.44       1.39      4.45          14
  2001         1.42      4.56       1.40      4.58          14
Class R (2/97)
  2006(e)       .62*     4.28*       .61*     4.29*          9
  2005          .63      4.54        .62      4.55          15
  2004          .64      4.78        .63      4.78          16
  2003          .64      4.99        .63      4.99          14
  2002          .65      5.19        .64      5.20          14
  2001          .67      5.31        .65      5.33          14
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
67

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
MICHIGAN                                                                                              ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                                                                                                 Invest-
                                                                                                      Ratio of      ment
                                      Net                                                             Expenses    Income
           Beginning       Net  Realized/             Net                  Ending              Ending       to        to
                 Net   Invest- Unrealized         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
  2006(e)     $11.89      $.25      $(.25) $  --    $(.24)   $  --  $(.24) $11.65       .01% $177,057      .85%*    4.15%*
  2005         11.45       .51        .45    .96     (.51)    (.01)  (.52)  11.89      8.48   181,302      .86      4.32
  2004         12.16       .54       (.58)  (.04)    (.55)    (.12)  (.67)  11.45      (.27)  179,956      .87      4.61
  2003         11.55       .55        .63   1.18     (.56)    (.01)  (.57)  12.16     10.40   204,652      .86      4.67
  2002         11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70   205,808      .87      4.86
  2001         10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45   211,992      .87      5.15
Class B (2/97)
  2006(e)      11.92       .20       (.25)  (.05)    (.20)      --   (.20)  11.67      (.46)    7,828     1.60*     3.40*
  2005         11.47       .42        .46    .88     (.42)    (.01)  (.43)  11.92      7.73     8,938     1.61      3.57
  2004         12.18       .45       (.58)  (.13)    (.46)    (.12)  (.58)  11.47     (1.03)   10,112     1.62      3.86
  2003         11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56    11,179     1.61      3.91
  2002         11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88     9,214     1.62      4.11
  2001         10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61     8,642     1.62      4.40
Class C (6/93)
  2006(e)      11.88       .21       (.25)  (.04)    (.21)      --   (.21)  11.63      (.36)   37,894     1.40*     3.60*
  2005         11.43       .44        .46    .90     (.44)    (.01)  (.45)  11.88      7.98    38,386     1.41      3.77
  2004         12.14       .48       (.58)  (.10)    (.49)    (.12)  (.61)  11.43      (.83)   36,912     1.42      4.06
  2003         11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71    43,693     1.41      4.12
  2002         11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11    38,763     1.42      4.31
  2001         10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84    36,123     1.42      4.60
Class R (2/97)
  2006(e)      11.89       .26       (.25)   .01     (.25)      --   (.25)  11.65       .11    22,710      .65*     4.35*
  2005         11.45       .53        .45    .98     (.53)    (.01)  (.54)  11.89      8.70    23,675      .66      4.52
  2004         12.16       .57       (.58)  (.01)    (.58)    (.12)  (.70)  11.45      (.07)   23,618      .67      4.81
  2003         11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53    24,951      .66      4.87
  2002         11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99    23,643      .67      5.06
  2001         10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63    22,799      .67      5.35
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
MICHIGAN   ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/85)
  2006(e)       .85%*    4.15%*      .85%*    4.16%*         4%
  2005          .86      4.32        .86      4.33          16
  2004          .87      4.61        .86      4.61           9
  2003          .86      4.67        .86      4.67          10
  2002          .87      4.86        .87      4.86          19
  2001          .87      5.15        .86      5.16          11
Class B (2/97)
  2006(e)      1.60*     3.40*      1.60*     3.41*          4
  2005         1.61      3.57       1.60      3.58          16
  2004         1.62      3.86       1.61      3.86           9
  2003         1.61      3.91       1.61      3.92          10
  2002         1.62      4.11       1.62      4.11          19
  2001         1.62      4.40       1.61      4.41          11
Class C (6/93)
  2006(e)      1.40*     3.60*      1.40*     3.61*          4
  2005         1.41      3.77       1.40      3.78          16
  2004         1.42      4.06       1.41      4.06           9
  2003         1.41      4.12       1.41      4.12          10
  2002         1.42      4.31       1.42      4.31          19
  2001         1.42      4.60       1.41      4.61          11
Class R (2/97)
  2006(e)       .65*     4.35*       .65*     4.36*          4
  2005          .66      4.52        .66      4.53          16
  2004          .67      4.81        .66      4.81           9
  2003          .66      4.87        .66      4.87          10
  2002          .67      5.06        .67      5.06          19
  2001          .67      5.35        .66      5.36          11
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
68

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    -----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
MISSOURI                                                                                             ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                                                                                                Invest-
                                                                                                     Ratio of      ment
                                      Net                                                            Expenses    Income
           Beginning       Net  Realized/             Net                 Ending              Ending       to        to
                 Net   Invest- Unrealized         Invest-                    Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
  2006(e)     $11.25      $.24      $(.20) $ .04    $(.24)     $-- $(.24) $11.05       .36% $231,612      .84%*    4.22%*
  2005         10.78       .48        .47    .95     (.48)      --  (.48)  11.25      8.97   232,171      .84      4.35
  2004         11.30       .50       (.53)  (.03)    (.49)      --  (.49)  10.78      (.28)  221,955      .85      4.50
  2003         10.81       .51        .51   1.02     (.53)      --  (.53)  11.30      9.63   233,996      .86      4.65
  2002         10.71       .54        .11    .65     (.55)      --  (.55)  10.81      6.20   207,890      .87      5.02
  2001         10.18       .56        .53   1.09     (.56)      --  (.56)  10.71     10.93   202,698      .87      5.31
Class B (2/97)
  2006(e)      11.26       .19       (.19)    --     (.20)      --  (.20)  11.06      (.02)    8,962     1.59*     3.47*
  2005         10.79       .40        .47    .87     (.40)      --  (.40)  11.26      8.15     9,197     1.58      3.60
  2004         11.30       .41       (.52)  (.11)    (.40)      --  (.40)  10.79      (.95)    9,532     1.60      3.75
  2003         10.81       .43        .50    .93     (.44)      --  (.44)  11.30      8.80    11,912     1.61      3.90
  2002         10.71       .46        .11    .57     (.47)      --  (.47)  10.81      5.38     9,091     1.62      4.27
  2001         10.18       .48        .53   1.01     (.48)      --  (.48)  10.71     10.10     6,991     1.62      4.55
Class C (2/94)
  2006(e)      11.24       .21       (.20)   .01     (.21)      --  (.21)  11.04       .09    21,206     1.39*     3.67*
  2005         10.77       .42        .47    .89     (.42)      --  (.42)  11.24      8.39    19,955     1.39      3.80
  2004         11.29       .44       (.53)  (.09)    (.43)      --  (.43)  10.77      (.84)   21,402     1.40      3.95
  2003         10.81       .45        .49    .94     (.46)      --  (.46)  11.29      8.93    23,336     1.41      4.10
  2002         10.70       .48        .12    .60     (.49)      --  (.49)  10.81      5.72    20,076     1.41      4.46
  2001         10.17       .50        .53   1.03     (.50)      --  (.50)  10.70     10.31    12,589     1.42      4.76
Class R (2/97)
  2006(e)      11.26       .25       (.20)   .05     (.25)      --  (.25)  11.06       .46       835      .64*     4.42*
  2005         10.79       .50        .47    .97     (.50)      --  (.50)  11.26      9.20       561      .64      4.54
  2004         11.31       .52       (.53)  (.01)    (.51)      --  (.51)  10.79      (.10)      483      .65      4.70
  2003         10.82       .53        .50   1.03     (.54)      --  (.54)  11.31      9.80       534      .66      4.86
  2002         10.71       .57        .11    .68     (.57)      --  (.57)  10.82      6.47       507      .67      5.22
  2001         10.18       .58        .53   1.11     (.58)      --  (.58)  10.71     11.11       470      .67      5.51
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
MISSOURI   ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (8/87)
  2006(e)       .84%*    4.22%*      .83%*    4.23%*         3%
  2005          .84      4.35        .83      4.35          16
  2004          .85      4.50        .85      4.51          13
  2003          .86      4.65        .85      4.66          14
  2002          .87      5.02        .86      5.03          13
  2001          .87      5.31        .87      5.31          13
Class B (2/97)
  2006(e)      1.59*     3.47*      1.58*     3.48*          3
  2005         1.58      3.60       1.58      3.60          16
  2004         1.60      3.75       1.60      3.75          13
  2003         1.61      3.90       1.60      3.91          14
  2002         1.62      4.27       1.61      4.27          13
  2001         1.62      4.55       1.61      4.56          13
Class C (2/94)
  2006(e)      1.39*     3.67*      1.38*     3.68*          3
  2005         1.39      3.80       1.38      3.81          16
  2004         1.40      3.95       1.40      3.95          13
  2003         1.41      4.10       1.40      4.11          14
  2002         1.41      4.46       1.41      4.47          13
  2001         1.42      4.76       1.42      4.76          13
Class R (2/97)
  2006(e)       .64*     4.42*       .63*     4.43*          3
  2005          .64      4.54        .64      4.55          16
  2004          .65      4.70        .65      4.71          13
  2003          .66      4.86        .65      4.86          14
  2002          .67      5.22        .66      5.23          13
  2001          .67      5.51        .67      5.51          13
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
69

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                     -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
OHIO                                                                                                  ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                                                                                                 Invest-
                                                                                                      Ratio of      ment
                                      Net                                                             Expenses    Income
           Beginning       Net  Realized/             Net                 Ending               Ending       to        to
                 Net   Invest- Unrealized         Invest-                    Net                  Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total     Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)      (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
  2006(e)     $11.65      $.24      $(.24) $  --    $(.25)     $-- $(.25) $11.40      (.04)% $350,274      .84%*    4.22%*
  2005         11.17       .51        .48    .99     (.51)      --  (.51)  11.65      9.00    358,529      .84      4.43
  2004         11.78       .53       (.60)  (.07)    (.54)      --  (.54)  11.17      (.62)   347,733      .85      4.65
  2003         11.16       .54        .62   1.16     (.54)      --  (.54)  11.78     10.65    385,619      .87      4.69
  2002         11.10       .55        .06    .61     (.55)      --  (.55)  11.16      5.57    379,342      .86      4.93
  2001         10.62       .57        .48   1.05     (.57)      --  (.57)  11.10     10.05    385,226      .86      5.13
Class B (2/97)
  2006(e)      11.64       .20       (.26)  (.06)    (.20)      --  (.20)  11.38      (.49)    23,238     1.59*     3.47*
  2005         11.16       .42        .48    .90     (.42)      --  (.42)  11.64      8.22     25,621     1.58      3.69
  2004         11.77       .45       (.61)  (.16)    (.45)      --  (.45)  11.16     (1.34)    26,057     1.60      3.90
  2003         11.15       .45        .63   1.08     (.46)      --  (.46)  11.77      9.85     28,080     1.62      3.94
  2002         11.09       .47        .05    .52     (.46)      --  (.46)  11.15      4.79     22,433     1.61      4.17
  2001         10.62       .48        .48    .96     (.49)      --  (.49)  11.09      9.16     19,846     1.61      4.37
Class C (8/93)
  2006(e)      11.63       .21       (.25)  (.04)    (.22)      --  (.22)  11.37      (.38)    46,517     1.39*     3.67*
  2005         11.15       .45        .48    .93     (.45)      --  (.45)  11.63      8.45     45,791     1.38      3.88
  2004         11.76       .47       (.60)  (.13)    (.48)      --  (.48)  11.15     (1.14)    44,575     1.40      4.10
  2003         11.15       .47        .62   1.09     (.48)      --  (.48)  11.76      9.99     50,999     1.42      4.14
  2002         11.09       .49        .06    .55     (.49)      --  (.49)  11.15      5.01     44,984     1.41      4.37
  2001         10.61       .51        .48    .99     (.51)      --  (.51)  11.09      9.46     41,396     1.41      4.57
Class R (2/97)
  2006(e)      11.64       .26       (.25)   .01     (.26)      --  (.26)  11.39       .07    133,708      .64*     4.42*
  2005         11.16       .53        .48   1.01     (.53)      --  (.53)  11.64      9.24    139,017      .64      4.64
  2004         11.77       .56       (.61)  (.05)    (.56)      --  (.56)  11.16      (.41)   139,762      .65      4.85
  2003         11.15       .56        .62   1.18     (.56)      --  (.56)  11.77     10.89    154,781      .67      4.89
  2002         11.09       .57        .06    .63     (.57)      --  (.57)  11.15      5.80    148,302      .66      5.12
  2001         10.62       .59        .48   1.07     (.60)      --  (.60)  11.09     10.19    146,678      .66      5.32
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
OHIO       ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/85)
  2006(e)       .84%*    4.22%*      .84%*    4.22%*         9%
  2005          .84      4.43        .83      4.44          11
  2004          .85      4.65        .85      4.65          12
  2003          .87      4.69        .87      4.69          12
  2002          .86      4.93        .86      4.93          21
  2001          .86      5.13        .85      5.13          12
Class B (2/97)
  2006(e)      1.59*     3.47*      1.59*     3.47*          9
  2005         1.58      3.69       1.58      3.69          11
  2004         1.60      3.90       1.60      3.90          12
  2003         1.62      3.94       1.61      3.94          12
  2002         1.61      4.17       1.61      4.18          21
  2001         1.61      4.37       1.60      4.37          12
Class C (8/93)
  2006(e)      1.39*     3.67*      1.39*     3.67*          9
  2005         1.38      3.88       1.38      3.89          11
  2004         1.40      4.10       1.40      4.10          12
  2003         1.42      4.14       1.41      4.14          12
  2002         1.41      4.37       1.41      4.38          21
  2001         1.41      4.57       1.40      4.58          12
Class R (2/97)
  2006(e)       .64*     4.42*       .64*     4.42*          9
  2005          .64      4.64        .64      4.64          11
  2004          .65      4.85        .65      4.85          12
  2003          .67      4.89        .67      4.89          12
  2002          .66      5.12        .66      5.13          21
  2001          .66      5.32        .65      5.33          12
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
70

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                     ----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
WISCONSIN                                                                                            ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                                                                                                Invest-
                                                                                                     Ratio of      ment
                                      Net                                                            Expenses    Income
           Beginning       Net  Realized/             Net                 Ending              Ending       to        to
                 Net   Invest- Unrealized         Invest-                    Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
  2006(e)     $10.54      $.20      $(.20) $  --    $(.21)     $-- $(.21) $10.33      (.03)% $36,030      .93%*    3.83%*
  2005         10.16       .42        .37    .79     (.41)      --  (.41)  10.54      7.94    36,325      .92      3.99
  2004         10.62       .43       (.45)  (.02)    (.44)      --  (.44)  10.16      (.33)   39,033      .92      4.12
  2003         10.14       .43        .49    .92     (.44)      --  (.44)  10.62      9.41    42,360      .93      4.19
  2002          9.97       .44        .17    .61     (.44)      --  (.44)  10.14      6.26    40,199      .93      4.39
  2001          9.24       .45        .72   1.17     (.44)      --  (.44)   9.97     12.84    30,944      .97      4.59
Class B (2/97)
  2006(e)      10.57       .16       (.21)  (.05)    (.17)      --  (.17)  10.35      (.50)    3,863     1.68*     3.08*
  2005         10.18       .34        .39    .73     (.34)      --  (.34)  10.57      7.25     4,600     1.67      3.24
  2004         10.65       .35       (.46)  (.11)    (.36)      --  (.36)  10.18     (1.01)    4,568     1.67      3.37
  2003         10.17       .36        .49    .85     (.37)      --  (.37)  10.65      8.53     5,960     1.67      3.44
  2002         10.00       .37        .17    .54     (.37)      --  (.37)  10.17      5.49     5,224     1.68      3.65
  2001          9.27       .38        .72   1.10     (.37)      --  (.37)  10.00     11.98     4,401     1.72      3.84
Class C (2/97)
  2006(e)      10.57       .17       (.21)  (.04)    (.18)      --  (.18)  10.35      (.38)    5,225     1.48*     3.28*
  2005         10.18       .36        .39    .75     (.36)      --  (.36)  10.57      7.47     4,797     1.47      3.44
  2004         10.65       .37       (.46)  (.09)    (.38)      --  (.38)  10.18      (.84)    4,632     1.47      3.57
  2003         10.16       .38        .50    .88     (.39)      --  (.39)  10.65      8.83     4,536     1.47      3.64
  2002         10.00       .39        .16    .55     (.39)      --  (.39)  10.16      5.58     3,282     1.51      3.85
  2001          9.26       .40        .73   1.13     (.39)      --  (.39)  10.00     12.31     5,408     1.52      4.04
Class R (2/97)
  2006(e)      10.59       .21       (.20)   .01     (.22)      --  (.22)  10.38       .08       148      .73*     4.02*
  2005         10.20       .44        .39    .83     (.44)      --  (.44)  10.59      8.25        63      .72      4.21
  2004         10.67       .45       (.46)  (.01)    (.46)      --  (.46)  10.20      (.10)      177      .72      4.32
  2003         10.18       .46        .50    .96     (.47)      --  (.47)  10.67      9.62       176      .72      4.39
  2002         10.02       .47        .16    .63     (.47)      --  (.47)  10.18      6.36        97      .73      4.60
  2001          9.28       .47        .73   1.20     (.46)      --  (.46)  10.02     13.10        51      .77      4.79
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
WISCONSIN  ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/94)
  2006(e)       .93%*    3.83%*      .90%*    3.87%*         7%
  2005          .92      3.99        .90      4.00          15
  2004          .92      4.12        .91      4.13          21
  2003          .93      4.19        .91      4.20           8
  2002          .93      4.39        .92      4.40          19
  2001          .97      4.59        .95      4.61          16
Class B (2/97)
  2006(e)      1.68*     3.08*      1.65*     3.11*          7
  2005         1.67      3.24       1.66      3.25          15
  2004         1.67      3.37       1.66      3.38          21
  2003         1.67      3.44       1.66      3.45           8
  2002         1.68      3.65       1.67      3.66          19
  2001         1.72      3.84       1.70      3.86          16
Class C (2/97)
  2006(e)      1.48*     3.28*      1.45*     3.32*          7
  2005         1.47      3.44       1.45      3.45          15
  2004         1.47      3.57       1.46      3.58          21
  2003         1.47      3.64       1.45      3.65           8
  2002         1.51      3.85       1.49      3.86          19
  2001         1.52      4.04       1.50      4.05          16
Class R (2/97)
  2006(e)       .73*     4.02*       .70*     4.06*          7
  2005          .72      4.21        .71      4.22          15
  2004          .72      4.32        .71      4.33          21
  2003          .72      4.39        .70      4.41           8
  2002          .73      4.60        .72      4.62          19
  2001          .77      4.79        .75      4.80          16
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2005.

                                See accompanying notes to financial statements.

----
71

                                     Notes

--------------------------------------------------------------------------------
72

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager            Legal Counsel              Transfer Agent and
  Nuveen Asset Management Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive   Chicago, IL                Boston Financial
  Chicago, IL 60606                                  Data Services Company
                          Independent Registered     Nuveen Investor Services
                          Public Accounting Firm     P.O. Box 8530
                          PricewaterhouseCoopers LLP Boston, MA 02266-8530
                          Chicago, IL                (800) 257-8787

                          Custodian
                          State Street Bank & Trust
                          Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
73

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $136 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS6-1105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 3, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date February 3, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date February 3, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.